                               CHAIRMAN'S LETTER
FELLOW SHAREHOLDER:

The rapid recovery in the bond market that began in November 1994 continued, and indeed accelerated, during the six months ended July 31, 1995, the first half of Vanguard Fixed Income Securities Fund's fiscal year. Interest rates continued to decline across the entire spectrum of maturities, providing each of our Portfolios with total returns that more than offset the negative returns of our prior fiscal year.

        In this remarkable reversal of fortune, our Short-Term Portfolios achieved total returns (capital change plus income) in excess of +6% and our Long-Term Portfolios provided returns in the +12% range. As you would expect, the returns on our Intermediate- Term Portfolios fell roughly between these two norms. This table presents the return for each Portfolio for the past six months, together with its current yield:

---------------------------------------------------------------------------
                                                      Six Months Ended
                                                        July 31, 1995
                                                  -------------------------
                                                    Total           30-Day
Portfolio                                          Return            Yield
---------------------------------------------------------------------------
SHORT-TERM U.S. TREASURY                           + 6.2%            +5.8%
SHORT-TERM FEDERAL                                 + 6.2             +6.1
SHORT-TERM CORPORATE                               + 6.5             +6.2
---------------------------------------------------------------------------
INTERMEDIATE-TERM U.S. TREASURY                    +10.0%            +6.2%
INTERMEDIATE-TERM CORPORATE                        +10.7             +6.7
GNMA                                               + 8.4             +7.1
---------------------------------------------------------------------------
LONG-TERM U.S. TREASURY                            +12.8%            +6.7%
LONG-TERM CORPORATE                                +11.8             +7.1
---------------------------------------------------------------------------
HIGH YIELD CORPORATE                               +11.2%            +8.9%
---------------------------------------------------------------------------

The net asset values and dividends per share that are the basis for these calculations are presented in a table at the end of this letter.

        In my view, the presentation of semi-annual returns for bond funds, however necessary in a report of this nature, leaves something to be desired, for it accounts for only one-half of the year's interest income. But the fact is that, over the long run, interest income has accounted for virtually 100% of the total return on a bond fund. So, the following table presents the return of each Portfolio for the past twelve months, divided into its income and capital components.

----------------------------------------------------------------------------------
                                               Components of Total Return
                                    ----------------------------------------------
                                                  Twelve Months Ended
                                                     July 31, 1995
                                    ----------------------------------------------
Portfolio                            Income             Capital           Total
----------------------------------------------------------------------------------
SHORT-TERM U.S. TREASURY             + 6.2%               +1.4%            + 7.6%
SHORT-TERM FEDERAL                   + 6.1                +1.3             + 7.4
SHORT-TERM CORPORATE                 + 6.4                +1.7             + 8.1
----------------------------------------------------------------------------------
INTERMEDIATE-TERM U.S. TREASURY      + 7.0%               +3.6%            +10.6%
INTERMEDIATE-TERM CORPORATE          + 7.4                +4.1             +11.5
GNMA                                 + 7.9                +2.6             +10.5
----------------------------------------------------------------------------------
LONG-TERM U.S. TREASURY              + 7.8%               +5.8%            +13.6%
LONG-TERM CORPORATE                  + 8.0                +4.5             +12.5
----------------------------------------------------------------------------------
HIGH YIELD CORPORATE                 +10.0%               +4.3%            +14.3%
----------------------------------------------------------------------------------

This table clearly reflects both the relative yield and the relative price volatility of each Portfolio. However, the volatility is somewhat understated in the table, providing as it does the capital returns for the entire period; thus, it tends to gloss over the impact of this year's strongly positive capital returns, and the impact of last year's harshly negative returns. We therefore remind you that swings in interest rates have a great impact on the capital returns of bonds with long maturities, but a much smaller impact on those with short maturities.

THE PERIOD IN REVIEW

The overpowering message of the splendid performance of bonds thus far in 1995 is clear: financial markets change quickly and unpredictably! Bond prices fell completely apart during 1994, with the yield on the long-term U.S. Treasury bond rising on balance from a low of 6.3% in January to a high of 8.2% in mid-November. This rise of 190 basis points engendered a -21% decline in the price of the long bond. Interest rates on the short-term U.S. Treasury bond soared as well, rising 360 basis points (from 4.2% to 7.8%); however, given its shorter maturity (3 years versus a 30-year maturity for the long bond), it declined by but -9% in value.

        This year, of course, the story is quite the opposite. The yield on the long-term U.S. Treasury bond has fallen to 6.8% (not so far from its 1994 low), and the yield on the short-term U.S. Treasury bond has fallen to 6.0%. Virtually none of the "experts" expected these declines. Indeed, last December's

Wall Street Journal survey of prominent economists and professional money managers reflected a consensus yield prediction of 7.9% for the long Treasury on June 30, 1995 (i.e., a small increase in rates). The actual yield turned out to be 6.6%. So much for predictions!

        The surprise rally of the past eight months has been based importantly on the market's perception that the Federal Reserve Board seems to have completed its program to drive interest rates upward. After raising the Federal funds rate (at which banks borrow from one another) fully six times during 1994, the Fed boosted rates on but one occasion during the first half of 1995. In early July, however, the short-term interest rate was gently eased by 1/4 of 1%, bringing this key rate to 5 3/4% versus 3% just one and one-half years ago.

        The Fed's most recent action was apparently based on the perception that the threat of inflation had diminished and that U.S. economic growth was softening. Bond market participants are saying, in effect, that we are in "the best of all possible worlds": steady economic growth without significant inflation. The idea that these two often-warring factors have finally made peace, however, is not something one should take for granted as the permanent state of affairs.

SUMMING UP

Following a tough year for all sectors of the bond market, my Chairman's letter to you in our Annual Report dated January 31, 1995, expressed guarded optimism about future bond returns and suggested that "the probabilities favor much better total returns in the coming year." With half of the fiscal year now history, that optimism is being borne out. I hope that you agreed with me then that liquidating your Vanguard bond fund holdings would have been unwise, and followed my advice to "stay the course." Certainly the events of the past six months have justified, once again, the merits of this long-term strategy.

        I look forward to reviewing the Fund's results with you further in our Annual Report six months hence.

Sincerely,

/S/ JOHN C. BOGLE
-----------------
John C. Bogle
Chairman of the Board

August 8, 1995

                          AVERAGE ANNUAL TOTAL RETURNS

THE CURRENT YIELDS QUOTED IN THE CHAIRMAN'S LETTER ARE CALCULATED IN ACCORDANCE WITH SEC GUIDELINES. THE AVERAGE ANNUAL TOTAL RETURNS FOR THE PORTFOLIOS (PERIODS ENDED JUNE 30, 1995) ARE AS FOLLOWS:

                                                                                     10 YEARS
                                                                        ---------------------------------------
                                       INCEPTION                           TOTAL      INCOME          CAPITAL
PORTFOLIO                                 DATE        1 YEAR   5 YEARS    RETURN      RETURN          RETURN
----------------------                 ---------    --------   -------  ---------    --------       -----------
LONG-TERM U.S. TREASURY                 5/19/86     +18.61%    +11.32%    + 9.45%*    + 8.04%*         +1.41%*
LONG-TERM CORPORATE                      7/9/73     +16.57     +11.57     +10.86      + 9.21           +1.65
HIGH YIELD CORPORATE                   12/27/78     +13.57     +11.93     +10.47      +11.61           -1.14
INTERMEDIATE-TERM CORPORATE             11/1/93     +13.66     + 5.17*    + 5.17*     + 6.44*          -1.27*
INTERMEDIATE-TERM U.S. TREASURY        10/28/91     +13.15     + 8.99*    + 8.99*     + 6.46*          +2.53*
GNMA                                    6/27/80     +12.47     + 9.08     + 9.56      + 8.89           +0.67
SHORT-TERM FEDERAL                     12/31/87     + 8.15     + 7.54     + 7.75*     + 7.12*          +0.63*
SHORT-TERM U.S. TREASURY               10/28/91     + 8.38     + 6.32*    + 6.32*     + 5.38*          +0.94*
SHORT-TERM CORPORATE                   10/29/82     + 8.60     + 8.04     + 8.43      + 7.69           +0.74

ALL OF THESE DATA REPRESENT PAST PERFORMANCE. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT INVESTORS' SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

* PERFORMANCE FIGURES SINCE INCEPTION.


                               PORTFOLIO RESULTS

------------------------------------------------------------------------------------------------------------------------------
                                                 NET ASSET VALUE PER SHARE              TWELVE MONTHS                      SEC
                                                 -------------------------  ------------------------------------        30-DAY
                               AVERAGE    AVERAGE  JANUARY 31,   JULY 31,      INCOME   CAPITAL GAINS    TOTAL      ANNUALIZED
PORTFOLIO                     MATURITY    QUALITY        1995        1995   DIVIDENDS   DISTRIBUTIONS   RETURN           YIELD
------------------------------------------------------------------------------------------------------------------------------
LONG-TERM U.S. TREASURY       21.2 YEARS     Aaa       $ 9.23      $10.06       $.676    $.078         +13.6%          6.69%
LONG-TERM CORPORATE           19.3 YEARS     Aa3         8.18        8.82        .623       --         +12.5           7.05
HIGH YIELD CORPORATE           8.0 YEARS     Ba1         7.24        7.70        .677       --         +14.3           8.86 (1)
INTERMEDIATE-TERM
  CORPORATE                    7.5 YEARS     Aa3         9.07        9.70        .641       --         +11.5           6.65
INTERMEDIATE-TERM
  U.S. TREASURY                7.5 YEARS     Aaa         9.76       10.39        .654       --         +10.6           6.24
GNMA                           7.2 YEARS     Aaa         9.71       10.15        .730     .007         +10.5           7.12
SHORT-TERM FEDERAL             2.4 YEARS     Aaa         9.79       10.09        .584       --         + 7.4           6.09
SHORT-TERM U.S. TREASURY       2.3 YEARS     Aaa         9.89       10.18        .597       --         + 7.6           5.77
SHORT-TERM CORPORATE           2.5 YEARS     Aa3        10.40       10.74        .639       --         + 8.1           6.20
------------------------------------------------------------------------------------------------------------------------------

IMPORTANT NOTES:

(1) HIGH YIELD CORPORATE PORTFOLIO. Yield reflects a premium based on the possibility that interest payments on some bonds may be reduced or eliminated. Also, since bonds with higher interest coupons may be replaced by bonds with lower coupons, income dividends are subject to reduction.

                         TOTAL INVESTMENT RETURN TABLES

The following tables illustrate the results of single-share investments in VANGUARD FIXED INCOME SECURITIES FUND through July 31, 1995. The percentage figures show results on a "total return" basis and assume the reinvestment of both income dividends and any capital gains distributions. During the periods illustrated, bond prices fluctuated widely; these results should not be considered a representation of the dividend income or capital gain or loss that may be realized from an investment made in the Portfolios today.

HIGH YIELD CORPORATE PORTFOLIO (BEGAN OPERATIONS DECEMBER 27, 1978)
----------------------------------------------------------------------------------------------------------------------------------
PERIOD                                     PER SHARE DATA                                     TOTAL INVESTMENT RETURN*
----------------------------------------------------------------------------------------------------------------------------------
                                                                             High Yield Corporate Portfolio
                                                         Value with Income   ------------------------------     Lehman Mutual Fund
January 31      Net Asset    Capital Gains      Income Dividends & Capital       Capital   Income     Total       "BBB" Rated Bond
Fiscal Year         Value    Distributions   Dividends    Gains Reinvested        Return   Return    Return     Index Total Return
----------------------------------------------------------------------------------------------------------------------------------
INITIAL (12/78)    $10.00               --          --              $10.00            --       --        --                     --
----------------------------------------------------------------------------------------------------------------------------------
1979                10.33               --          --               10.33         + 3.3%     0.0%    + 3.3%                 + 2.0%
----------------------------------------------------------------------------------------------------------------------------------
1980                 9.26               --      $1.235               10.49         -10.4    +11.9     + 1.5                  - 8.7
----------------------------------------------------------------------------------------------------------------------------------
1981                 8.50               --       1.180               10.99         - 8.2    +13.0     + 4.8                  + 4.6
----------------------------------------------------------------------------------------------------------------------------------
1982                 7.88               --       1.240               11.87         - 7.3    +15.3     + 8.0                  + 3.3
----------------------------------------------------------------------------------------------------------------------------------
1983                 8.96               --       1.280               15.70         +13.7    +18.6     +32.3                  +39.7
----------------------------------------------------------------------------------------------------------------------------------
1984                 8.97               --       1.200               17.93         + 0.1    +14.1     +14.2                  +11.8
----------------------------------------------------------------------------------------------------------------------------------
1985                 8.52               --       1.180               19.62         - 5.0    +14.4     + 9.4                  +16.7
----------------------------------------------------------------------------------------------------------------------------------
1986                 8.84               --       1.140               23.23         + 3.8    +14.6     +18.4                  +21.5
----------------------------------------------------------------------------------------------------------------------------------
1987                 9.33            $.118       1.081               27.91         + 6.9    +13.2     +20.1                  +18.2
----------------------------------------------------------------------------------------------------------------------------------
1988                 8.53               --       1.006               28.62         - 8.6    +11.1     + 2.5                  + 4.3
----------------------------------------------------------------------------------------------------------------------------------
1989                 8.44               --       1.016               31.89         - 1.1    +12.5     +11.4                  + 6.7
----------------------------------------------------------------------------------------------------------------------------------
1990                 7.31               --       1.004               31.31         -13.4    +11.6     - 1.8                  +11.0
----------------------------------------------------------------------------------------------------------------------------------
1991                 6.19               --        .904               30.30         -15.3    +12.1     - 3.2                  + 9.8
----------------------------------------------------------------------------------------------------------------------------------
1992                 7.27               --        .770               39.78         +17.4    +13.9     +31.3                  +15.6
----------------------------------------------------------------------------------------------------------------------------------
1993                 7.56               --        .727               45.62         + 4.0    +10.7     +14.7                  +12.6
----------------------------------------------------------------------------------------------------------------------------------
1994                 8.14               --        .695               53.62         + 7.7    + 9.8     +17.5                  +11.7
----------------------------------------------------------------------------------------------------------------------------------
1995                 7.24               --        .679               52.27         -11.1    + 8.6     - 2.5                  - 3.8
----------------------------------------------------------------------------------------------------------------------------------
1995 (7/31)          7.70               --        .336               58.10         + 6.4    + 4.8     +11.2                  +11.0
----------------------------------------------------------------------------------------------------------------------------------
LIFETIME                                                                                             +481.0%                +454.7%
----------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN                                                                           +11.2%                 +10.9%
----------------------------------------------------------------------------------------------------------------------------------

* Performance for the Portfolio and the Index begins on 12/31/78.

LONG-TERM U.S. TREASURY PORTFOLIO (BEGAN OPERATIONS MAY 19, 1986)
----------------------------------------------------------------------------------------------------------------------------------
PERIOD                                     PER SHARE DATA                                     TOTAL INVESTMENT RETURN*
----------------------------------------------------------------------------------------------------------------------------------
                                                                            Long-Term U.S. Treasury Portfolio
                                                          Value with Income ---------------------------------     Lehman Long-Term
January 31      Net Asset    Capital Gains      Income  Dividends & Capital       Capital   Income     Total   Treasury Bond Index
Fiscal Year         Value    Distributions   Dividends     Gains Reinvested        Return   Return    Return          Total Return
----------------------------------------------------------------------------------------------------------------------------------
INITIAL (5/86)     $10.00               --          --              $10.00            --       --        --                     --
----------------------------------------------------------------------------------------------------------------------------------
1987                10.28            $.034       $.530               10.88         + 3.2%    +5.6%    + 8.8%                 +12.1%
----------------------------------------------------------------------------------------------------------------------------------
1988                 9.49               --        .776               10.91         - 7.7     +8.0     + 0.3                  + 1.5
----------------------------------------------------------------------------------------------------------------------------------
1989                 9.28               --        .778               11.61         - 2.2     +8.6     + 6.4                  + 5.1
----------------------------------------------------------------------------------------------------------------------------------
1990                 9.53               --        .781               12.93         + 2.7     +8.6     +11.3                  +12.3
----------------------------------------------------------------------------------------------------------------------------------
1991                 9.74               --        .776               14.35         + 2.2     +8.8     +11.0                  +11.6
----------------------------------------------------------------------------------------------------------------------------------
1992                10.14               --        .763               16.14         + 4.1     +8.3     +12.4                  +13.4
----------------------------------------------------------------------------------------------------------------------------------
1993                10.04             .700        .734               18.41         + 6.1     +8.0     +14.1                  +14.6
----------------------------------------------------------------------------------------------------------------------------------
1994                10.75             .176        .685               21.38         + 8.9     +7.2     +16.1                  +16.7
----------------------------------------------------------------------------------------------------------------------------------
1995                 9.23             .119        .665               19.95         -13.0     +6.3     - 6.7                  - 7.5
----------------------------------------------------------------------------------------------------------------------------------
1995 (7/31)         10.06               --        .336               22.46         + 9.0     +3.8     +12.8                  +13.2
----------------------------------------------------------------------------------------------------------------------------------
LIFETIME                                                                                             +125.0%                +137.9%
----------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN                                                                            +9.2%                  +9.9%
----------------------------------------------------------------------------------------------------------------------------------

* Performance for the Portfolio and the Index begins on 5/31/86.


SHORT-TERM CORPORATE PORTFOLIO (BEGAN OPERATIONS OCTOBER 29, 1982)
----------------------------------------------------------------------------------------------------------------------------------
PERIOD                                     PER SHARE DATA                                     TOTAL INVESTMENT RETURN*
----------------------------------------------------------------------------------------------------------------------------------
                                                                             Short-Term Corporate Portfolio
                                                          Value with Income  ------------------------------     Lehman Mutual Fund
January 31      Net Asset    Capital Gains      Income  Dividends & Capital      Capital   Income     Total  Short-Term Investment
Fiscal Year         Value    Distributions   Dividends     Gains Reinvested       Return   Return    Return     Grade Total Return
----------------------------------------------------------------------------------------------------------------------------------
INITIAL (10/82)    $10.00               --          --              $10.00            --       --        --                     --
----------------------------------------------------------------------------------------------------------------------------------
1983                10.05               --     $  .264               10.32          +0.5%   + 2.7%    + 3.2%                 + 4.6%
----------------------------------------------------------------------------------------------------------------------------------
1984                 9.94               --       1.020               11.30          -1.1    +10.6     + 9.5                  +10.9
----------------------------------------------------------------------------------------------------------------------------------
1985                10.17               --       1.067              12.8 8          +2.3    +11.7     +14.0                  +14.1
----------------------------------------------------------------------------------------------------------------------------------
1986                10.55               --       1.001               14.72          +3.7    +10.5     +14.2                  +14.6
----------------------------------------------------------------------------------------------------------------------------------
1987                10.67            $.184        .877               16.42          +2.9    + 8.7     +11.6                  +11.9
----------------------------------------------------------------------------------------------------------------------------------
1988                10.43               --        .761               17.27          -2.2    + 7.4     + 5.2                  + 6.8
----------------------------------------------------------------------------------------------------------------------------------
1989                10.23               --        .833               18.36          -1.9    + 8.2     + 6.3                  + 6.5
----------------------------------------------------------------------------------------------------------------------------------
1990                10.34               --        .895               20.23          +1.1    + 9.1     + 0.2                  +10.7
----------------------------------------------------------------------------------------------------------------------------------
1991                10.50               --        .876               22.35          +1.5    + 9.0     + 0.5                  + 9.8
----------------------------------------------------------------------------------------------------------------------------------
1992                10.88               --        .804               24.96          +3.6    + 8.1     +11.7                  +13.4
----------------------------------------------------------------------------------------------------------------------------------
1993                10.99             .165        .695               27.28          +2.6    + 6.7     + 9.3                  + 9.5
----------------------------------------------------------------------------------------------------------------------------------
1994                10.94             .099        .605               28.95          +0.4    + 5.7     + 6.1                  + 7.9
----------------------------------------------------------------------------------------------------------------------------------
1995                10.40               --        .596               29.12          -4.9    + 5.5     + 0.6                  + 0.3
----------------------------------------------------------------------------------------------------------------------------------
1995 (7/31)         10.74               --        .334               31.03          +3.3    + 3.2     + 6.5                  + 7.5
----------------------------------------------------------------------------------------------------------------------------------
LIFETIME                                                                                             +210.3%                +238.7%
----------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN                                                                            +9.3%                 +10.0%
----------------------------------------------------------------------------------------------------------------------------------

* Performance for the Portfolio and the Index begins on 10/31/82.

GNMA PORTFOLIO (BEGAN OPERATIONS JUNE 27, 1980)
----------------------------------------------------------------------------------------------------------------------------------
PERIOD                                     PER SHARE DATA                                     TOTAL INVESTMENT RETURN*
----------------------------------------------------------------------------------------------------------------------------------
                                                                                       GNMA Portfolio
                                                         Value with Income      ---------------------------          Lehman Mutual
January 31      Net Asset    Capital Gains      Income Dividends & Capital       Capital   Income     Total              Fund GNMA
Fiscal Year         Value    Distributions   Dividends    Gains Reinvested        Return   Return    Return           Total Return
----------------------------------------------------------------------------------------------------------------------------------
INITIAL (6/80)     $10.00               --          --              $10.00            --       --        --                     --
----------------------------------------------------------------------------------------------------------------------------------
1981                 8.75               --      $ .610                9.37         -11.1%   + 6.3%    - 4.8%                 - 7.3%
----------------------------------------------------------------------------------------------------------------------------------
1982                 7.92               --       1.120                9.74         - 9.5    +13.5     + 4.0                  + 1.7
----------------------------------------------------------------------------------------------------------------------------------
1983                 9.21               --       1.110               12.87         +16.3    +15.8     +32.1                  +39.6
----------------------------------------------------------------------------------------------------------------------------------
1984                 9.20               --       1.070               14.43         - 0.1    +12.3     +12.2                  +12.0
----------------------------------------------------------------------------------------------------------------------------------
1985                 9.25               --       1.080               16.39         + 0.5    +13.0     +13.5                  +15.4
----------------------------------------------------------------------------------------------------------------------------------
1986                 9.92               --       1.040               19.59         + 7.2    +12.4     +19.6                  +22.6
----------------------------------------------------------------------------------------------------------------------------------
1987                10.10            $.006        .965               21.98         + 1.9    +10.3     +12.2                  +13.6
----------------------------------------------------------------------------------------------------------------------------------
1988                 9.69               --        .889               23.15         - 4.1    + 9.4     + 5.3                  + 6.8
----------------------------------------------------------------------------------------------------------------------------------
1989                 9.34               --        .882               24.49         - 3.6    + 9.4     + 5.8                  + 6.6
----------------------------------------------------------------------------------------------------------------------------------
1990                 9.54               --        .878               27.42         + 2.1    + 9.9     +12.0                  +12.9
----------------------------------------------------------------------------------------------------------------------------------
1991                 9.85               --        .855               30.95         + 3.2    + 9.7     +12.9                  +13.2
----------------------------------------------------------------------------------------------------------------------------------
1992                10.25               --        .831               34.97         + 4.1    + 8.9     +13.0                  +12.9
----------------------------------------------------------------------------------------------------------------------------------
1993                10.50               --        .778               38.61         + 2.4    + 8.0     +10.4                  +10.1
----------------------------------------------------------------------------------------------------------------------------------
1994                10.39               --        .641               40.61         - 1.0    + 6.2     + 5.2                  + 6.1
----------------------------------------------------------------------------------------------------------------------------------
1995                 9.71             .007        .693               40.76         - 6.5    + 6.9     + 0.4                  - 0.3
----------------------------------------------------------------------------------------------------------------------------------
1995 (7/31)         10.15               --        .368               44.19         + 4.5    + 3.9     + 8.4                  + 8.8
----------------------------------------------------------------------------------------------------------------------------------
LIFETIME                                                                                             +349.1%                +393.4%
----------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN                                                                           +10.5%                 +11.2%
----------------------------------------------------------------------------------------------------------------------------------

*Performance for the Portfolio and the Index begins on 6/30/80.


SHORT-TERM FEDERAL PORTFOLIO (BEGAN OPERATIONS DECEMBER 31, 1987)
----------------------------------------------------------------------------------------------------------------------------------
PERIOD                                     PER SHARE DATA                                     TOTAL INVESTMENT RETURN
----------------------------------------------------------------------------------------------------------------------------------
                                                                                Short-Term Federal Portfolio
                                                          Value with Income    ------------------------------   Lehman Mutual Fund
January 31      Net Asset    Capital Gains      Income  Dividends & Capital      Capital   Income     Total  Short-Term U.S. Gov't
Fiscal Year         Value    Distributions   Dividends     Gains Reinvested       Return   Return    Return     Index Total Return
----------------------------------------------------------------------------------------------------------------------------------
INITIAL (12/87)    $10.00               --          --              $10.00            --       --        --                     --
----------------------------------------------------------------------------------------------------------------------------------
1988                10.05               --       $.050               10.10          +0.5%    +0.5%    + 1.0%                 + 1.9%
----------------------------------------------------------------------------------------------------------------------------------
1989                 9.78               --        .816               10.67          -2.7     +8.4     + 5.7                  + 5.0
----------------------------------------------------------------------------------------------------------------------------------
1990                 9.89               --        .842               11.75          +1.1     +9.0     +10.1                  +10.5
----------------------------------------------------------------------------------------------------------------------------------
1991                10.08               --        .801               12.98          +1.9     +8.6     +10.5                  +11.1
----------------------------------------------------------------------------------------------------------------------------------
1992                10.31            $.077        .721               14.35          +3.1     +7.5     +10.6                  +11.3
----------------------------------------------------------------------------------------------------------------------------------
1993                10.38             .162        .609               15.57          +2.3     +6.2     + 8.5                  + 8.9
----------------------------------------------------------------------------------------------------------------------------------
1994                10.38             .110        .521               16.54          +1.1     +5.1     + 6.2                  + 6.1
----------------------------------------------------------------------------------------------------------------------------------
1995                 9.79             .010        .550               16.51          -5.6     +5.4     - 0.2                  - 0.1
----------------------------------------------------------------------------------------------------------------------------------
1995 (7/31)         10.09               --        .301               17.53          +3.1     +3.1     + 6.2                  + 6.5
----------------------------------------------------------------------------------------------------------------------------------
LIFETIME                                                                                              +75.3%                 +79.9%
----------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN                                                                            +7.7%                 + 8.1%
----------------------------------------------------------------------------------------------------------------------------------

LONG-TERM CORPORATE PORTFOLIO (BEGAN OPERATIONS JULY 9, 1973)
----------------------------------------------------------------------------------------------------------------------------------
PERIOD                                     PER SHARE DATA                                     TOTAL INVESTMENT RETURN*
----------------------------------------------------------------------------------------------------------------------------------
                                                                               Long-Term Corporate Portfolio
                                                          Value with Income    -----------------------------    Lehman Mutual Fund
January 31      Net Asset    Capital Gains      Income  Dividends & Capital      Capital   Income     Total   "A" Rated Bond Index
Fiscal Year         Value    Distributions   Dividends     Gains Reinvested       Return   Return    Return         Total Return**
----------------------------------------------------------------------------------------------------------------------------------
INITIAL (7/73)     $10.00               --          --              $10.00            --       --        --                     --
----------------------------------------------------------------------------------------------------------------------------------
1974                 9.93            $.030       $.380               10.34         - 0.6%   + 3.8%    + 3.2%                 + 5.9%
----------------------------------------------------------------------------------------------------------------------------------
1975                 9.20               --        .740               10.39         - 7.4    + 7.8     + 0.4                  + 3.3
----------------------------------------------------------------------------------------------------------------------------------
1976                 9.25               --        .730               11.32         + 0.5    + 8.5     + 9.0                  +10.2
----------------------------------------------------------------------------------------------------------------------------------
1977                 9.61               --        .740               12.71         + 3.9    + 8.4     +12.3                  +12.9
----------------------------------------------------------------------------------------------------------------------------------
1978                 9.36               --        .770               13.42         - 2.6    + 8.1     + 5.5                  + 4.0
----------------------------------------------------------------------------------------------------------------------------------
1979                 8.91               --        .790               13.92         - 4.8    + 8.5     + 3.7                  + 2.7
----------------------------------------------------------------------------------------------------------------------------------
1980                 7.68               --        .820               13.22         -13.8    + 8.8     - 5.0                  -12.3
----------------------------------------------------------------------------------------------------------------------------------
1981                 7.41               --        .880               14.30         - 3.5    +11.7     + 8.2                  + 4.4
----------------------------------------------------------------------------------------------------------------------------------
1982                 7.06               --        .930               15.51         - 4.7    +13.2     + 8.5                  + 2.2
----------------------------------------------------------------------------------------------------------------------------------
1983                 8.00               --        .960               19.91         +13.3    +15.0     +28.3                  +38.3
----------------------------------------------------------------------------------------------------------------------------------
1984                 7.84               --        .950               21.95         - 2.0    +12.3     +10.3                  +10.9
----------------------------------------------------------------------------------------------------------------------------------
1985                 7.84               --        .960               24.90           0.0    +13.4     +13.4                  +16.6
----------------------------------------------------------------------------------------------------------------------------------
1986                 8.42               --        .920               29.96         + 7.4    +12.9     +20.3                  +21.5
----------------------------------------------------------------------------------------------------------------------------------
1987                 8.77             .123        .846               34.89         + 5.6    +10.9     +16.5                  +18.0
----------------------------------------------------------------------------------------------------------------------------------
1988                 8.11               --        .770               35.50         - 7.5    + 9.3     + 1.8                  + 3.9
----------------------------------------------------------------------------------------------------------------------------------
1989                 7.91               --        .742               38.03         - 2.5    + 9.6     + 7.1                  + 6.3
----------------------------------------------------------------------------------------------------------------------------------
1990                 8.00               --        .732               42.09         + 1.1    + 9.6     +10.7                  +11.0
----------------------------------------------------------------------------------------------------------------------------------
1991                 8.02               --        .720               46.22         + 0.3    + 9.5     + 9.8                  +10.7
----------------------------------------------------------------------------------------------------------------------------------
1992                 8.63               --        .706               54.12         + 7.6    + 9.5     +17.1                  +15.0
----------------------------------------------------------------------------------------------------------------------------------
1993                 9.04             .151        .680               62.27         + 6.6    + 8.5     +15.1                  +12.5
----------------------------------------------------------------------------------------------------------------------------------
1994                 9.36             .259        .633               70.88         + 6.5    + 7.3     +13.8                  +11.3
----------------------------------------------------------------------------------------------------------------------------------
1995                 8.18             .072        .617               67.25         -11.9    + 6.8     - 5.1                  - 3.9
----------------------------------------------------------------------------------------------------------------------------------
1995 (7/31)          8.82               --        .312               75.17         + 7.8    + 4.0     +11.8                  +10.8
----------------------------------------------------------------------------------------------------------------------------------
LIFETIME                                                                                             +650.2%                +625.2%
----------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN                                                                            +9.6%                 + 9.4%
----------------------------------------------------------------------------------------------------------------------------------

 * Performance for the Portfolio and the Index begins on 7/31/73.

** Salomon Brothers High-Grade Bond Index through 1980; Lehman Brothers Mutual
   Fund "A" Rated Bond Index thereafter.

                   REPORT FROM WELLINGTON MANAGEMENT COMPANY

MARKET REVIEW

Long-term interest rates have declined more than seventy-five basis points (0.75%) since the beginning of the fiscal year six months ago. The decrease in rates came after the large increase in rates in 1994, which caused the long-term bond market to have its worst year since 1969.

        Late last year, as long-term fixed-income investors began to believe that the monetary authorities would succeed in their efforts to contain inflation, long rates stopped rising. Subsequently, in the spring of this year, the economy experienced a mild "inventory correction" as factory production slowed in response to moderately curtailed consumer spending. As economic weakness developed from this normal mid-cycle spending pattern, interest rates began to fall, further boosted in early July by the Federal Reserve's move to lower short-term interest rates. As rates fell, the issuance of new corporate bonds rose, while the positive earnings reports which helped propel stocks up over 20% this year kept yield differentials between riskless Treasuries and corporate bonds reasonably narrow. Mortgage-backed securities underperformed other types of high-quality bonds, as concerns about prepayments and refinancings became prevalent.

        While we do not expect another significant move down in rates, neither do we foresee any major upward pressure on rates. Bonds in almost all sectors seem reasonably priced given our outlook of low inflation and moderate growth. We slightly favor mortgages given their recent sluggish performance, whereas corporate yield premiums are quite narrow and therefore are less attractive. Our overall outlook for the U.S. bond market is rather benign over the near term.


GNMA PORTFOLIO

Although the decline in interest rates since the beginning of 1995 has been significant, the GNMA market and your GNMA Portfolio have not experienced the negative effects which occurred during a similar interest rate decline in 1993. First, the decline in rates, although substantial, was not nearly so large as the decline in 1993. Second, the refinancing of home mortgages, which harmed many of the Portfolio's holdings in 1993, has not been a significant problem this year. The reason that GNMAs have not been harmed significantly during 1995 by refinancing-induced prepayments is that the majority of "refinanceable" mortgages were prepaid in 1993. The net result is that the GNMA Portfolio behaved as it typically does during a period of moderate interest rate volatility: the Portfolio produced a high level of current income while retaining the "full faith and credit" guarantee of the U.S. government as to the receipt of principal and interest payments (that guarantee does not, of course, extend to the market value of GNMAs, nor to the Portfolio's net asset value). Furthermore, the decline in interest rates combined with only a modest acceleration in refinancing fears permitted the prices of the securities held in the Portfolio to rise, producing an attractive total return.

        Given our view that intermediate- and long-term interest rates will stabilize at approximately current levels, the GNMA Portfolio should continue to provide a high level of income without significant exposure to refinancing risk over the near term. We will continue to select those GNMA securities for your Portfolio which provide a high level of current income. Furthermore, we will attempt to reduce the volatility of the income stream by selecting issues which should be less affected by refinancing when interest rates become volatile. Currently, the Portfolio's average coupon is 7.7%.


LONG-TERM CORPORATE PORTFOLIO

The Portfolio's average maturity is slightly under 20 years as it pursues its charter as a long-term corporate bond fund. As a result of its long average maturity, the Portfolio's net asset value rose sharply as rates fell over the past six months. The Portfolio also has excellent call protection. As a result, many of our higher coupon securities cannot be redeemed by their issuers at today's lower rates, which provides protection for the Portfolio's income stream.

        The major risk to the Long-Term Corporate Portfolio, which was most clearly evident in 1994, is a rise in long-term interest rates. Over 50% of the Portfolio is currently invested (and is intended always to be so) in corporate bonds with an average maturity longer than 15 years. Given our current view on that sector, the Portfolio's weighting in corporates is at the low end of our traditional range, at about 75% of assets. The remainder is invested in U.S. Treasuries, mortgages, and cash reserves. Over 90% of the value of the Portfolio is invested in issues rated "A" or better.

        The second risk inherent in the Portfolio, which is always present, is credit deterioration. Although the current economic environment is very favorable, with sales and profits growing for a majority of companies, merger and acquisition activity continues. Such activity can generate heavier debt loads and lead to downgrades in credit ratings. When an economic slowdown unexpectedly arrives, as it almost always does, servicing the additional debt becomes more onerous. To counter the risk of credit deterioration, we emphasize the securities of well-established larger companies with stable-to-improving fundamentals. The Portfolio does not own any securities rated below-investment-grade nor does it own any bonds denominated in foreign currencies which can be more influenced by currency movements than by interest rates.


HIGH YIELD CORPORATE PORTFOLIO

The market for below-investment-grade debt functions smoothly when the economy is expanding modestly and when interest rates are reasonably stable. As evidence developed during the first six months of this year that the economy was slowing, the yield differential between investment-grade and below-investment-grade corporate bonds widened, signaling that investors were demanding a higher premium for high-yield securities than before these worries had surfaced. After the Federal Reserve lowered short-term rates in July, however, the high-yield market became less concerned about a recession, and the market improved in an absolute and relative sense. Bond prices of economically sensitive issuers reacted particularly well to this news. It should be noted that, in the spring, when concerns about a recession were beginning to mount, companies with below-investment-grade ratings tried to rush to market to obtain financing. As marginal borrowers are usually the first to have their credit lines curtailed in a recession, we have been particularly wary of participating in many of these newer offerings, which we consider to be marginal credits. As long as the equity market remains strong, fueled by growing sales and profits, these issuers will be able to tap the stock market for funds to reduce debt, but, if the fortunes of the market should change quickly, these issues will be the first casualties.

        As in the Long-Term Corporate Portfolio, another phenomenon we are watching is the growing merger and acquisition "boom." Thus far, mergers and acquisitions have actually been a positive force in the high-yield market since, in general, stronger companies have been buying weaker ones. Last time around, in the mid-to-late eighties, the reverse was true since liquidity was ample and the banks and the high-yield market were willing lenders.

        The Portfolio's holdings continue to be focused on cash-paying issues rated "B" or better. We continue to practice stringent credit research on a company-by-company basis and to emphasize diversification in the Portfolio's construction. The Portfolio currently owns over 100 issuers representing a fairly broad range of industries and companies. In addition, we continue to maintain a Treasury reserve in the event that such liquidity is necessary.

Respectfully,

Paul D. Kaplan, Senior Vice President
Portfolio Manager

Earl E. McEvoy, Senior Vice President
Portfolio Manager

Wellington Management Company

August 21, 1995

                    REPORT FROM VANGUARD FIXED INCOME GROUP

WHAT A DELIGHTFUL DIFFERENCE!

The bond markets staged one of the most rapid and remarkable comebacks in memory over the past six months. The rally couldn't have come at a better time since it certainly is not difficult to recall what a dismal year 1994 was for investing in bonds. Last year, interest rates rose close to two percentage points (200 basis points) among long-term bonds, and over three percentage points (300 basis points) among short- and intermediate-term notes. A glance at the history books reveals that it hasn't been much uglier than that, ever.

        So, it was at the very least exhilarating to see interest rates plunge in 1995, and in so doing, recover much of the principal losses endured by bond investors during the preceding twelve months. The following exhibit details the dimensions of the rally in bond and note prices as they were reflected in varying degrees along the "yield curve" as interest rates fell.

--------------------------------------------------------------------
                                   Representative Interest Rates
                                ------------------------------------
                                 1/31/95       7/31/95      Change
--------------------------------------------------------------------
TWO-YEAR TREASURY                  7.4%          5.9%        -1.5%
TEN-YEAR TREASURY                  7.7           6.4         -1.3
THIRTY-YEAR TREASURY               7.8           6.8         -1.0
--------------------------------------------------------------------

The dramatic turnaround in events from 1994 to 1995 was fueled by a sharp change in investor perceptions regarding the strength and durability of the economic recovery that began four years ago. In 1994, the Federal Reserve Bank Board policymakers, led by Chairman Alan Greenspan, began to observe the as-yet embryonic stirrings of inflation. The economy was growing briskly, and the "Fed" economists became concerned that perhaps they were witnessing "too much of a good thing." Studies show that excessive economic growth leads to worsening inflation. The seven monetary policy tightening initiatives during 1994 and early 1995 were designed to throttle down what they deemed to be unsustainably high economic growth rates and, thereby, preemptively extinguish inflationary pressures.

        The tightening was the primary cause of the bond market debacle in 1994, and the apparent success of the tightening (in slowing economic growth) was the primary cause of the big recovery in 1995. As employment, sales, income, and production statistics were released throughout the spring and summer months, it became apparent that the economy was indeed decelerating. Most of the rally in bond prices took place in April and May as a series of particularly weak statistics was released, but certainly the Fed's easing of monetary policy in July (the first such move since September 1992), helped to sustain market participants' perception that the mythical "soft landing" had been achieved.


VANGUARD'S FIXED INCOME SECURITIES
FUND PORTFOLIOS

The Vanguard Fixed Income Group manages all of the Fund's Portfolios with the exception of the GNMA, Long-Term Corporate, and High Yield Portfolios. Those that fall under our stewardship enjoyed strong absolute and relative performance so far this fiscal year. Details of each Portfolio's results are given in the Chairman's letter. We would explain our success as deriving from several contributing and complementary factors.

        First, the Vanguard Fixed Income Group eschews essentially all of the exotica, those financially engineered securities that occasionally boost some of our competitors' returns, but more often than not "return to haunt." We simply sleep better that way and hope you do as well. In bond investing, a good part of a successful record is avoiding the big blunder.

        Second, Vanguard Portfolios enjoy extremely low expenses, which translate directly into higher net yields for our shareholders. In today's low interest rate environment, our expense advantage takes on increasing importance. Conversely, competitors with much higher expenses face daunting challenges as they struggle to overcome the dead weight of their costs.

        Third, our credit surveillance and sectoral strategies, where applicable, have helped returns measurably without causing any undue assumption of risk.

        Last, we have successfully modified the positioning of each of the Portfolios within its respective market risk category to appreciate somewhat more in net asset value during the rally than it gave up in equivalent interest rate rises during the bad times.

        The combination of all of these factors has made this year a good one for bonds in general and for Vanguard bond fund shareholders in particular. However, there is sufficient uncertainty in this business to humble even the strongest ego, and not every strategy we employ works perfectly. Accordingly, we accept the successes with some measure of both pride and relief. The only truly enduring net performance enhancer for Vanguard shareholders is our cost advantage. Fortunately, that is one powerful asset.

Sincerely,

Ian A. MacKinnon, Senior Vice President

Robert F. Auwaerter, Vice President

John W. Hollyer, Assistant Vice President

Vanguard Fixed Income Group

August 23, 1995

                               PORTFOLIO SUMMARY

                                                                      AVERAGE                                           PERCENT OF
                                    TOTAL            SEC 30-DAY      WEIGHTED                          QUALITY               TOTAL
PORTFOLIO                      NET ASSETS      ANNUALIZED YIELD      MATURITY                          RATINGS         INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------------
LONG-TERM U.S. TREASURY   $   764,039,000                 6.69%    21.2 years                              Aaa                  93
PORTFOLIO                                                                           Temporary Cash Investments                   7
                                                                                                                              ----
Average Quality: Aaa                                                                                                           100
----------------------------------------------------------------------------------------------------------------------------------
LONG-TERM CORPORATE       $ 2,999,120,000                 7.05%    19.3 years                              Aaa                  29
PORTFOLIO                                                                                        Aa1, Aa2, Aa3                  15
Average Quality: Aa3                                                                                A1, A2, A3                  44
                                                                                              Baa1, Baa2, Baa3                   8
                                                                                    Temporary Cash Investments                   4
                                                                                                                              ----
                                                                                                                               100
----------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD CORPORATE      $ 2,590,432,000                 8.86%     8.0 years                              Aaa                   8
Average Quality: Ba1                                                                             Ba1, Ba2, Ba3                  37
                                                                                                    B1, B2, B3                  48
                                                                                    Temporary Cash Investments                   7
                                                                                                                              ----
                                                                                                                               100
----------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE-TERM         $   263,011,000                 6.65%     7.5 years                              Aaa                  19
CORPORATE PORTFOLIO                                                                              Aa1, Aa2, Aa3                  13
Average Quality: Aa3                                                                                A1, A2, A3                  38
                                                                                              Baa1, Baa2, Baa3                  21
                                                                                    Temporary Cash Investments                   9
                                                                                                                              ----
                                                                                                                               100
----------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE-TERM         $ 1,083,756,000                 6.24%     7.5 years                              Aaa                  93
U.S. TREASURY PORTFOLIO                                                             Temporary Cash Investments                   7
                                                                                                                              ----
Average Quality: Aaa                                                                                                           100
----------------------------------------------------------------------------------------------------------------------------------
GNMA PORTFOLIO            $ 6,376,407,000                 7.12%     7.2 years                              Aaa                  97
Average Quality: Aaa                                                                Temporary Cash Investments                   3
                                                                                                                              ----
                                                                                                                               100
----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM FEDERAL        $ 1,491,662,000                 6.09%     2.4 years                              Aaa                  96
PORTFOLIO                                                                           Temporary Cash Investments                   4
                                                                                                                              ----
Average Quality: Aaa                                                                                                           100
----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM U.S.           $   869,792,000                 5.77%     2.3 years                              Aaa                  97
TREASURY PORTFOLIO                                                                  Temporary Cash Investments                   3
                                                                                                                              ----
Average Quality: Aaa                                                                                                           100
----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM CORPORATE      $ 3,429,741,000                 6.20%     2.5 years                              Aaa                  25
PORTFOLIO                                                                                        Aa1, Aa2, Aa3                  17
Average Quality: Aa3                                                                                A1, A2, A3                  33
                                                                                              Baa1, Baa2, Baa3                  19
                                                                                    Temporary Cash Investments                   6
                                                                                                                              ----
                                                                                                                               100
----------------------------------------------------------------------------------------------------------------------------------
TOTAL FUND ASSETS         $19,867,960,000
----------------------------------------------------------------------------------------------------------------------------------

A VANGUARD GLOSSARY--QUALITY RATINGS

Aaa Judged to be the best quality, carrying the smallest degree of investment risk. U.S. Government and Agency Securities are considered to have Aaa ratings.

Aa     Judged to be of high quality by all standards.

A Possess many favorable investment attributes and are to be considered as higher medium-grade obligations.

Baa Considered to be medium-grade obligations, neither highly protected nor poorly secured.

Ba Judged to have speculative elements; their future cannot be considered as well-assured.

B      Generally lacks characteristics of the desirable investment.

Caa    Poor standing; may be in default.

N.R.   Not Rated.

Note: Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through Baa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                                                           FINANCIAL STATEMENTS
                                                                    (unaudited)
                                                                  July 31, 1995

                            STATEMENT OF NET ASSETS

                                                             Face        Market
                                                           Amount         Value
GNMA PORTFOLIO                                              (000)        (000)+
-------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE
  ASSOCIATION OBLIGATIONS (97.0%)
-------------------------------------------------------------------------------
  6.00%, 10/15/23-7/1/25                               $  148,447    $  137,148
  6.50%, 5/15/23-5/15/25                                  634,778       603,684
  7.00%, 4/15/07-7/15/24                                1,310,678     1,287,890
  7.50%, 12/15/01-1/15/25                               1,282,648     1,285,321
  8.00%, 1/15/02-5/1/25                                 1,194,637     1,219,112
  8.25%, 8/15/04-7/15/08                                    8,248         8,470
  8.50%, 1/20/05-4/15/32                                  787,118       814,706
  9.00%, 9/15/01-2/15/23                                  488,405       511,276
  9.25%, 5/15/16-6/15/18                                    3,872         4,055
  9.50%, 12/15/00-12/15/22                                280,885       296,837
  10.00%, 7/20/14-8/20/18                                   5,461         5,844
  11.00%, 2/15/10-2/20/16                                   1,764         1,910
  11.25%, 9/15/95-2/20/16                                     968         1,055
  11.50%, 6/15/10-11/20/15                                  1,889         2,064
  11.75%, 9/15/95-10/15/95                                      1             1
  12.00%, 10/15/10-1/20/16                                  3,565         3,861
  12.50%, 11/20/13-7/20/15                                  2,026         2,214
  12.75%, 6/15/14-12/15/14                                    296           325
  13.00%, 12/15/10-5/20/15                                  1,582         1,732
  13.25%, 8/15/14-10/15/14                                    135           148
  13.50%, 5/15/10-12/15/14                                    590           656
  13.75%, 9/20/14                                              17            19
  14.00%, 6/15/11-9/15/12                                     298           337
  15.00%, 9/15/11-5/15/12                                     167           194
-------------------------------------------------------------------------------
TOTAL GOVERNMENT NATIONAL MORTGAGE
  ASSOCIATION OBLIGATIONS
    (Cost $6,119,441)                                                 6,188,859
-------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (3.3%)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT
  Collateralized by U.S.
    Government Obligations in
    a Pooled Cash Account
    5.86%, 8/1/95
    (Cost $209,225)                                       209,225       209,225
-------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.3%)
  (Cost $6,328,666)                                                   6,398,084
-------------------------------------------------------------------------------

                                                                         Market
                                                                          Value
                                                                         (000)+
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-.3%)
-------------------------------------------------------------------------------
  Other Assets-Note C                                                $  159,005
  Liabilities                                                          (180,682)
                                                                        (21,677)
-------------------------------------------------------------------------------
NET ASSETS (100%)
-------------------------------------------------------------------------------
  Applicable to 627,921,935
    outstanding $.001 par
    value shares (authorized
    850,000,000 shares)                                              $6,376,407
-------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                $10.15
===============================================================================

+ See Note A to Financial Statements.


-------------------------------------------------------------------------------
AT JULY 31, 1995,
  NET ASSETS CONSISTED OF:
-------------------------------------------------------------------------------
                                                           Amount           Per
                                                            (000)         Share
                                                       ----------      --------
  Paid in Capital                                      $6,316,514        $10.06
  Undistributed Net
    Investment Income                                          --            --
  Accumulated Net
    Realized Losses                                        (9,525)         (.02)
  Unrealized Appreciation
    of Investments--Note F                                 69,418           .11
-------------------------------------------------------------------------------
NET ASSETS                                             $6,376,407        $10.15
-------------------------------------------------------------------------------

                            STATEMENT OF OPERATIONS

                                                                          LONG-TERM                      LONG-TERM
                                                                      U.S. TREASURY                      CORPORATE
                                                                          PORTFOLIO                      PORTFOLIO
------------------------------------------------------------------------------------------------------------------
                                                                   Six Months Ended               Six Months Ended
                                                                      July 31, 1995                  July 31, 1995
                                                                              (000)                          (000)
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME
      Interest  . . . . . . . . . . . . . . . . . . . . . . .               $26,249                       $107,706
------------------------------------------------------------------------------------------------------------------
              Total Income  . . . . . . . . . . . . . . . . .                26,249                        107,706
------------------------------------------------------------------------------------------------------------------
   EXPENSES
      Investment Advisory Fees--Note B  . . . . . . . . . . .                    51                            595
      The Vanguard Group--Note C
         Management and Administrative  . . . . . . . . . . .                   866                          3,608
         Marketing and Distribution . . . . . . . . . . . . .                    79                            274
      Taxes (other than income taxes) . . . . . . . . . . . .                    29                            112
      Custodians' Fees  . . . . . . . . . . . . . . . . . . .                    10                             43
      Legal Fees  . . . . . . . . . . . . . . . . . . . . . .                    --                             --
      Auditing Fees . . . . . . . . . . . . . . . . . . . . .                     3                              4
      Shareholders' Reports . . . . . . . . . . . . . . . . .                    24                             71
      Annual Meeting and Proxy Costs  . . . . . . . . . . . .                     2                             11
      Directors' Fees and Expenses  . . . . . . . . . . . . .                     1                              5
------------------------------------------------------------------------------------------------------------------
              Total Expenses  . . . . . . . . . . . . . . . .                 1,065                          4,723
------------------------------------------------------------------------------------------------------------------
                 Net Investment Income  . . . . . . . . . . .                25,184                        102,983
------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
      Investment Securities Sold  . . . . . . . . . . . . . .                18,798                         11,600
      Futures Contracts . . . . . . . . . . . . . . . . . . .                    52                             --
------------------------------------------------------------------------------------------------------------------
                 Realized Net Gain (Loss) . . . . . . . . . .                18,850                         11,600
------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)
      Investment Securities . . . . . . . . . . . . . . . . .                43,318                        198,871
      Futures Contracts . . . . . . . . . . . . . . . . . . .                   444                             --
------------------------------------------------------------------------------------------------------------------
                 Change in Unrealized
                    Appreciation (Depreciation) . . . . . . .                43,762                        198,871
------------------------------------------------------------------------------------------------------------------
                 Net Increase in Net Assets
                    Resulting from Operations . . . . . . . .               $87,796                       $313,454
==================================================================================================================

The Statements of Net Assets of the Long-Term U.S. Treasury, Long-Term Corporate, High Yield Corporate, Intermediate-Term Corporate, Intermediate-Term U.S. Treasury, Short-Term Federal, Short-Term U.S. Treasury, and Short-Term Corporate Portfolios, integral parts of the financial statements for each such Portfolio, are included as an insert to this Report.

                                                             HIGH YIELD                          INTERMEDIATE-TERM
                                                              CORPORATE                  GNMA            CORPORATE
                                                              PORTFOLIO             PORTFOLIO            PORTFOLIO
------------------------------------------------------------------------------------------------------------------
                                                       Six Months Ended      Six Months Ended     Six Months Ended
                                                          July 31, 1995         July 31, 1995        July 31, 1995
                                                                  (000)                 (000)                (000)
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME
      Interest  . . . . . . . . . . . . . . . . . . .          $111,548              $235,276              $ 7,854
------------------------------------------------------------------------------------------------------------------
              Total Income  . . . . . . . . . . . . .           111,548               235,276                7,854
------------------------------------------------------------------------------------------------------------------
   EXPENSES
      Investment Advisory Fees--Note B  . . . . . . .               756                   640                   13
      The Vanguard Group--Note C
         Management and Administrative  . . . . . . .             3,007                 7,464                  258
         Marketing and Distribution . . . . . . . . .               209                   584                   21
      Taxes (other than income taxes) . . . . . . . .                99                   250                    8
      Custodians' Fees  . . . . . . . . . . . . . . .                45                   424                    8
      Legal Fees  . . . . . . . . . . . . . . . . . .                49                    --                   --
      Auditing Fees . . . . . . . . . . . . . . . . .                 4                     6                    3
      Shareholders' Reports . . . . . . . . . . . . .                62                   173                    3
      Annual Meeting and Proxy Costs  . . . . . . . .                 7                    31                    1
      Directors' Fees and Expenses  . . . . . . . . .                 5                    12                   --
------------------------------------------------------------------------------------------------------------------
              Total Expenses  . . . . . . . . . . . .             4,243                 9,584                  315
------------------------------------------------------------------------------------------------------------------
                 Net Investment Income  . . . . . . .           107,305               225,692                7,539
------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
      Investment Securities Sold  . . . . . . . . . .             8,814                   661                1,059
      Futures Contracts . . . . . . . . . . . . . . .                --                    --                   --
------------------------------------------------------------------------------------------------------------------
                 Realized Net Gain (Loss) . . . . . .             8,814                   661                1,059
------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)
      Investment Securities . . . . . . . . . . . . .           135,614               270,327               12,098
      Futures Contracts . . . . . . . . . . . . . . .                --                    --                  165
------------------------------------------------------------------------------------------------------------------
                 Change in Unrealized
                    Appreciation (Depreciation) . . .           135,614               270,327               12,263
------------------------------------------------------------------------------------------------------------------
                 Net Increase in Net Assets
                    Resulting from Operations . . . .          $251,733              $496,680              $20,861
==================================================================================================================

                                                                  INTERMEDIATE-TERM                     SHORT-TERM
                                                                      U.S. TREASURY                        FEDERAL
                                                                          PORTFOLIO                      PORTFOLIO
------------------------------------------------------------------------------------------------------------------
                                                                   Six Months Ended               Six Months Ended
                                                                      July 31, 1995                  July 31, 1995
                                                                              (000)                          (000)
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME
      Interest  . . . . . . . . . . . . . . . . . . . . . . .               $33,713                        $46,646
------------------------------------------------------------------------------------------------------------------
              Total Income  . . . . . . . . . . . . . . . . .                33,713                         46,646
------------------------------------------------------------------------------------------------------------------
   EXPENSES
      Investment Advisory Fees--Note B  . . . . . . . . . . .                    68                            114
      The Vanguard Group--Note C
         Management and Administrative  . . . . . . . . . . .                 1,167                          1,709
         Marketing and Distribution . . . . . . . . . . . . .                   116                            198
      Taxes (other than income taxes) . . . . . . . . . . . .                    40                             59
      Custodians' Fees  . . . . . . . . . . . . . . . . . . .                     5                             19
      Legal Fees  . . . . . . . . . . . . . . . . . . . . . .                    --                             --
      Auditing Fees . . . . . . . . . . . . . . . . . . . . .                     3                              3
      Shareholders' Reports . . . . . . . . . . . . . . . . .                    27                             46
      Annual Meeting and Proxy Costs  . . . . . . . . . . . .                     9                             11
      Directors' Fees and Expenses  . . . . . . . . . . . . .                     2                              3
------------------------------------------------------------------------------------------------------------------
              Total Expenses  . . . . . . . . . . . . . . . .                 1,437                          2,162
------------------------------------------------------------------------------------------------------------------
                 Net Investment Income  . . . . . . . . . . .                32,276                         44,484
------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
      Investment Securities Sold  . . . . . . . . . . . . . .                 2,638                          1,399
      Futures Contracts . . . . . . . . . . . . . . . . . . .                    --                             --
------------------------------------------------------------------------------------------------------------------
                 Realized Net Gain (Loss) . . . . . . . . . .                 2,638                          1,399
------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)
      Investment Securities . . . . . . . . . . . . . . . . .                55,746                         44,124
      Futures Contracts . . . . . . . . . . . . . . . . . . .                   612                             --
------------------------------------------------------------------------------------------------------------------
                 Change in Unrealized
                    Appreciation (Depreciation) . . . . . . .                56,358                         44,124
------------------------------------------------------------------------------------------------------------------
                 Net Increase in Net Assets
                    Resulting from Operations . . . . . . . .               $91,272                        $90,007
==================================================================================================================

                                                                         SHORT-TERM                     SHORT-TERM
                                                                      U.S. TREASURY                      CORPORATE
                                                                          PORTFOLIO                      PORTFOLIO
------------------------------------------------------------------------------------------------------------------
                                                                   Six Months Ended               Six Months Ended
                                                                      July 31, 1995                  July 31, 1995
                                                                              (000)                          (000)
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME
      Interest  . . . . . . . . . . . . . . . . . . . . . . .               $26,644                       $104,381
------------------------------------------------------------------------------------------------------------------
              Total Income  . . . . . . . . . . . . . . . . .                26,644                        104,381
------------------------------------------------------------------------------------------------------------------
   EXPENSES
      Investment Advisory Fees--Note B  . . . . . . . . . . .                    57                            226
      The Vanguard Group--Note C
         Management and Administrative  . . . . . . . . . . .                   966                          3,702
         Marketing and Distribution . . . . . . . . . . . . .                   104                            423
      Taxes (other than income taxes) . . . . . . . . . . . .                    32                            122
      Custodians' Fees  . . . . . . . . . . . . . . . . . . .                     5                             39
      Legal Fees  . . . . . . . . . . . . . . . . . . . . . .                    --                             --
      Auditing Fees . . . . . . . . . . . . . . . . . . . . .                     3                              4
      Shareholders' Reports . . . . . . . . . . . . . . . . .                    17                             78
      Annual Meeting and Proxy Costs  . . . . . . . . . . . .                     6                             16
      Directors' Fees and Expenses  . . . . . . . . . . . . .                     2                              6
------------------------------------------------------------------------------------------------------------------
              Total Expenses  . . . . . . . . . . . . . . . .                 1,192                          4,616
------------------------------------------------------------------------------------------------------------------
                 Net Investment Income  . . . . . . . . . . .                25,452                         99,765
------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
      Investment Securities Sold  . . . . . . . . . . . . . .                 1,419                         (1,747)
      Futures Contracts . . . . . . . . . . . . . . . . . . .                    --                           (339)
------------------------------------------------------------------------------------------------------------------
                 Realized Net Gain (Loss) . . . . . . . . . .                 1,419                         (2,086)
------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)
      Investment Securities . . . . . . . . . . . . . . . . .                21,814                         96,717
      Futures Contracts . . . . . . . . . . . . . . . . . . .                    --                          1,872
------------------------------------------------------------------------------------------------------------------
                 Change in Unrealized
                    Appreciation (Depreciation) . . . . . . .                21,814                         98,589
------------------------------------------------------------------------------------------------------------------
                 Net Increase in Net Assets
                    Resulting from Operations . . . . . . . .               $48,685                       $196,268
==================================================================================================================

                 STATEMENT OF CHANGES IN NET ASSETS

                                                                            LONG-TERM                                     LONG-TERM
                                                              U.S. TREASURY PORTFOLIO                           CORPORATE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
                                                       SIX MONTHS          Year Ended              SIX MONTHS            Year Ended
                                                            ENDED         January 31,                   ENDED           January 31,
                                                    JULY 31, 1995                1995           JULY 31, 1995                  1995
                                                            (000)               (000)                   (000)                 (000)
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
   Net Investment Income  . . . . . . . . . . . .       $ 25,184           $  47,632              $  102,983             $  199,241
   Realized Net Gain (Loss) . . . . . . . . . . .         18,850               7,669                  11,600                (18,694)
   Change in Unrealized
      Appreciation (Depreciation) . . . . . . . .         43,762            (110,899)                198,871               (346,597)
-----------------------------------------------------------------------------------------------------------------------------------
         Net Increase (Decrease) in Net Assets
           Resulting from Operations  . . . . . .         87,796             (55,598)                313,454               (166,050)
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS (1)
   Net Investment Income  . . . . . . . . . . . .        (25,184)            (47,632)               (102,983)              (199,241)
   Realized Net Gain  . . . . . . . . . . . . . .             --              (8,474)                     --                (23,247)
-----------------------------------------------------------------------------------------------------------------------------------
         Total Distributions  . . . . . . . . . .        (25,184)            (56,106)               (102,983)              (222,488)
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (2)
   Issued    --Regular  . . . . . . . . . . . . .        131,472             127,478                 231,540                319,926
             --In Lieu of Cash Distributions  . .         19,003              42,818                  82,070                176,448
             --Exchange   . . . . . . . . . . . .         60,336             127,038                 150,466                270,850
   Redeemed  --Regular  . . . . . . . . . . . . .        (87,590)           (155,346)               (129,174)              (435,204)
             --Exchange   . . . . . . . . . . . .        (93,240)           (187,408)               (153,580)              (502,225)
-----------------------------------------------------------------------------------------------------------------------------------
      Net Increase (Decrease) from
         Capital Share Transactions . . . . . . .         29,981             (45,420)                181,322               (170,205)
-----------------------------------------------------------------------------------------------------------------------------------
      Total Increase (Decrease) . . . . . . . . .         92,593            (157,124)                391,793               (558,743)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
   Beginning of Period  . . . . . . . . . . . . .        671,446             828,570               2,607,327              3,166,070
-----------------------------------------------------------------------------------------------------------------------------------
   End of Period  . . . . . . . . . . . . . . . .       $764,039           $ 671,446              $2,999,120             $2,607,327
===================================================================================================================================
   (1)   Distributions Per Share
         Net Investment Income  . . . . . . . . .          $.336               $.665                   $.312                  $.617
         Realized Net Gain  . . . . . . . . . . .             --               $.119                      --                  $.072
-----------------------------------------------------------------------------------------------------------------------------------
   (2)   Shares Issued and Redeemed
         Issued . . . . . . . . . . . . . . . . .         19,590              27,480                  44,275                 70,326
         Issued in Lieu of Cash Distributions . .          1,936               4,560                   9,480                 21,118
         Redeemed . . . . . . . . . . . . . . . .        (18,354)            (36,391)                (32,548)              (110,976)
-----------------------------------------------------------------------------------------------------------------------------------
                                                           3,172              (4,351)                 21,207                (19,532)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                           HIGH YIELD                                          GNMA
                                                                  CORPORATE PORTFOLIO                                     PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
                                                       SIX MONTHS          Year Ended              SIX MONTHS            Year Ended
                                                            ENDED         January 31,                   ENDED           January 31,
                                                    JULY 31, 1995                1995           JULY 31, 1995                  1995
                                                            (000)               (000)                   (000)                 (000)
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
   Net Investment Income  . . . . . . . . . . . .     $  107,305          $  202,381              $  225,692             $  432,526
   Realized Net Gain (Loss) . . . . . . . . . . .          8,814              (3,102)                    661                    231
   Change in Unrealized
      Appreciation (Depreciation) . . . . . . . .        135,614            (276,810)                270,327               (441,790)
-----------------------------------------------------------------------------------------------------------------------------------
         Net Increase (Decrease) in Net Assets
           Resulting from Operations  . . . . . .        251,733             (77,531)                496,680                 (9,033)
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS (1)
   Net Investment Income  . . . . . . . . . . . .       (107,305)           (202,381)               (225,692)              (432,526)
   Realized Net Gain  . . . . . . . . . . . . . .             --                  --                      --                 (4,202)
-----------------------------------------------------------------------------------------------------------------------------------
         Total Distributions  . . . . . . . . . .       (107,305)           (202,381)               (225,692)              (436,728)
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (2)
   Issued    --Regular  . . . . . . . . . . . . .        170,536             260,680                 326,834                626,098
             --In Lieu of Cash Distributions  . .         74,752             138,818                 171,620                327,946
             --Exchange   . . . . . . . . . . . .        228,583             346,291                 225,595                345,136
   Redeemed  --Regular  . . . . . . . . . . . . .        (83,600)           (290,865)               (302,902)            (1,092,663)
             --Exchange   . . . . . . . . . . . .       (106,567)           (637,676)               (166,563)              (953,131)
-----------------------------------------------------------------------------------------------------------------------------------
      Net Increase (Decrease) from
         Capital Share Transactions . . . . . . .        283,704            (182,752)                254,584               (746,614)
-----------------------------------------------------------------------------------------------------------------------------------
      Total Increase (Decrease) . . . . . . . . .        428,132            (462,664)                525,572             (1,192,375)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
   Beginning of Period  . . . . . . . . . . . . .      2,162,300           2,624,964               5,850,835              7,043,210
-----------------------------------------------------------------------------------------------------------------------------------
   End of Period  . . . . . . . . . . . . . . . .     $2,590,432          $2,162,300              $6,376,407             $5,850,835
===================================================================================================================================
   (1)   Distributions Per Share
         Net Investment Income  . . . . . . . . .          $.336               $.679                   $.368                  $.693
         Realized Net Gain  . . . . . . . . . . .             --                  --                      --                  $.007
-----------------------------------------------------------------------------------------------------------------------------------
   (2)   Shares Issued and Redeemed
         Issued . . . . . . . . . . . . . . . . .         53,156              81,260                  55,095                 98,532
         Issued in Lieu of Cash Distributions . .          9,884              18,773                  17,079                 33,480
         Redeemed . . . . . . . . . . . . . . . .        (25,275)           (123,489)                (46,803)              (207,195)
-----------------------------------------------------------------------------------------------------------------------------------
                                                          37,765             (23,456)                 25,371                (75,183)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                    INTERMEDIATE-TERM                              INTERMEDIATE-TERM
                                                                  CORPORATE PORTFOLIO                        U.S. TREASURY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
                                                       SIX MONTHS          Year Ended              SIX MONTHS             Year Ended
                                                            ENDED         January 31,                   ENDED            January 31,
                                                    JULY 31, 1995                1995           JULY 31, 1995                   1995
                                                            (000)               (000)                   (000)                  (000)
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
   Net Investment Income  . . . . . . . . . . . .       $  7,539            $  7,345              $   32,276             $   52,753
   Realized Net Gain (Loss) . . . . . . . . . . .          1,059              (3,240)                  2,638                (43,053)
   Change in Unrealized
      Appreciation (Depreciation) . . . . . . . .         12,263              (6,144)                 56,358                (49,831)
-----------------------------------------------------------------------------------------------------------------------------------
         Net Increase (Decrease) in Net Assets
           Resulting from Operations  . . . . . .         20,861              (2,039)                 91,272                (40,131)
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS (1)
   Net Investment Income  . . . . . . . . . . . .         (7,539)             (7,345)                (32,276)               (52,753)
   Realized Net Gain  . . . . . . . . . . . . . .             --                  --                      --                 (2,427)
-----------------------------------------------------------------------------------------------------------------------------------
         Total Distributions  . . . . . . . . . .         (7,539)             (7,345)                (32,276)               (55,180)
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (2)
   Issued    --Regular  . . . . . . . . . . . . .         58,018              65,624                 170,919                192,104
             --In Lieu of Cash Distributions  . .          5,835               5,477                  24,298                 40,939
             --Exchange   . . . . . . . . . . . .         61,926              86,434                 126,216                152,011
   Redeemed  --Regular  . . . . . . . . . . . . .        (11,874)            (16,092)                (65,991)              (197,947)
             --Exchange   . . . . . . . . . . . .        (27,017)            (54,195)                (78,846)              (250,713)
-----------------------------------------------------------------------------------------------------------------------------------
      Net Increase (Decrease) from
         Capital Share Transactions . . . . . . .         86,888              87,248                 176,596                (63,606)
-----------------------------------------------------------------------------------------------------------------------------------
      Total Increase (Decrease) . . . . . . . . .        100,210              77,864                 235,592               (158,917)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
   Beginning of Period  . . . . . . . . . . . . .        162,801              84,937                 848,164              1,007,081
-----------------------------------------------------------------------------------------------------------------------------------
   End of Period  . . . . . . . . . . . . . . . .       $263,011            $162,801              $1,083,756             $  848,164
===================================================================================================================================
   (1)   Distributions Per Share
         Net Investment Income  . . . . . . . . .          $.329               $.587                   $.332                  $.603
         Realized Net Gain  . . . . . . . . . . .             --                  --                      --                  $.027
-----------------------------------------------------------------------------------------------------------------------------------
   (2)   Shares Issued and Redeemed
         Issued . . . . . . . . . . . . . . . . .         12,626              16,489                  29,179                 35,143
         Issued in Lieu of Cash Distributions . .            611                 597                   2,374                  4,125
         Redeemed . . . . . . . . . . . . . . . .         (4,065)             (7,597)                (14,152)               (45,489)
-----------------------------------------------------------------------------------------------------------------------------------
                                                           9,172               9,489                  17,401                 (6,221)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                           SHORT-TERM                                     SHORT-TERM
                                                                    FEDERAL PORTFOLIO                        U.S. TREASURY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
                                                       SIX MONTHS          Year Ended              SIX MONTHS             Year Ended
                                                            ENDED         January 31,                   ENDED            January 31,
                                                    JULY 31, 1995                1995           JULY 31, 1995                   1995
                                                            (000)               (000)                   (000)                  (000)
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
   Net Investment Income  . . . . . . . . . . . .     $   44,484          $   91,716               $  25,452             $   37,327
   Realized Net Gain (Loss) . . . . . . . . . . .          1,399             (40,359)                  1,419                (17,893)
   Change in Unrealized
      Appreciation (Depreciation) . . . . . . . .         44,124             (62,827)                 21,814                (16,958)
-----------------------------------------------------------------------------------------------------------------------------------
         Net Increase (Decrease) in Net Assets
           Resulting from Operations  . . . . . .         90,007             (11,470)                 48,685                  2,476
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS (1)
   Net Investment Income  . . . . . . . . . . . .        (44,484)            (91,716)                (25,452)               (37,327)
   Realized Net Gain  . . . . . . . . . . . . . .             --              (1,751)                     --                 (1,367)
-----------------------------------------------------------------------------------------------------------------------------------
         Total Distributions  . . . . . . . . . .        (44,484)            (93,467)                (25,452)               (38,694)
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (2)
   Issued    --Regular  . . . . . . . . . . . . .        139,206             349,688                 160,929                225,562
             --In Lieu of Cash Distributions  . .         38,285              78,745                  22,783                 34,277
             --Exchange   . . . . . . . . . . . .         40,835             126,121                  81,428                175,994
   Redeemed  --Regular  . . . . . . . . . . . . .       (144,758)           (556,402)               (112,303)              (222,881)
             --Exchange   . . . . . . . . . . . .       (101,594)           (355,446)                (60,597)              (151,003)
-----------------------------------------------------------------------------------------------------------------------------------
      Net Increase (Decrease) from
         Capital Share Transactions . . . . . . .        (28,026)           (357,294)                 92,240                 61,949
-----------------------------------------------------------------------------------------------------------------------------------
      Total Increase (Decrease) . . . . . . . . .         17,497            (462,231)                115,473                 25,731
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
   Beginning of Period  . . . . . . . . . . . . .      1,474,165           1,936,396                 754,319                728,588
-----------------------------------------------------------------------------------------------------------------------------------
   End of Period  . . . . . . . . . . . . . . . .     $1,491,662          $1,474,165                $869,792              $ 754,319
===================================================================================================================================
   (1)   Distributions Per Share
         Net Investment Income  . . . . . . . . .          $.301               $.550                   $.313                  $.532
         Realized Net Gain  . . . . . . . . . . .             --               $.010                      --                  $.020
-----------------------------------------------------------------------------------------------------------------------------------
   (2)   Shares Issued and Redeemed
         Issued . . . . . . . . . . . . . . . . .         18,001              47,838                  24,034                 40,501
         Issued in Lieu of Cash Distributions . .          3,823               7,941                   2,254                  3,434
         Redeemed . . . . . . . . . . . . . . . .        (24,641)            (91,716)                (17,142)               (37,618)
-----------------------------------------------------------------------------------------------------------------------------------
                                                          (2,817)            (35,937)                  9,146                  6,317
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                            SHORT-TERM
                                                                                   CORPORATE PORTFOLIO
------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS                     Year Ended
                                                                  ENDED                    January 31,
                                                          JULY 31, 1995                           1995
                                                                  (000)                          (000)
------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
   Net Investment Income  . . . . . . . . . . . .            $   99,765                   $   184,425
   Realized Net Gain (Loss) . . . . . . . . . . .                (2,086)                      (43,286)
   Change in Unrealized
      Appreciation (Depreciation) . . . . . . . .                98,589                      (130,778)
-----------------------------------------------------------------------------------------------------
         Net Increase (Decrease) in Net Assets
           Resulting from Operations  . . . . . .               196,268                        10,361
-----------------------------------------------------------------------------------------------------
DISTRIBUTIONS (1)
   Net Investment Income  . . . . . . . . . . . .               (99,765)                     (184,425)
   Realized Net Gain  . . . . . . . . . . . . . .                    --                            --
-----------------------------------------------------------------------------------------------------
         Total Distributions  . . . . . . . . . .               (99,765)                     (184,425)
-----------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (2)
   Issued    --Regular  . . . . . . . . . . . . .               528,238                       880,717
             --In Lieu of Cash Distributions  . .                83,396                       152,829
             --Exchange   . . . . . . . . . . . .               307,238                       381,200
   Redeemed  --Regular  . . . . . . . . . . . . .              (320,648)                   (1,121,979)
             --Exchange   . . . . . . . . . . . .              (189,034)                     (767,664)
-----------------------------------------------------------------------------------------------------
      Net Increase (Decrease) from
         Capital Share Transactions . . . . . . .               409,190                      (474,897)
-----------------------------------------------------------------------------------------------------
      Total Increase (Decrease) . . . . . . . . .               505,693                      (648,961)
-----------------------------------------------------------------------------------------------------
NET ASSETS
   Beginning of Period  . . . . . . . . . . . . .             2,924,048                     3,573,009
-----------------------------------------------------------------------------------------------------
   End of Period  . . . . . . . . . . . . . . . .            $3,429,741                   $ 2,924,048
=====================================================================================================
   (1)   Distributions Per Share
         Net Investment Income  . . . . . . . . .                 $.334                         $.596
         Realized Net Gain  . . . . . . . . . . .                    --                            --
-----------------------------------------------------------------------------------------------------
   (2)   Shares Issued and Redeemed
         Issued . . . . . . . . . . . . . . . . .                78,531                       119,706
         Issued in Lieu of Cash Distributions . .                 7,827                        14,548
         Redeemed . . . . . . . . . . . . . . . .               (47,950)                     (179,811)
-----------------------------------------------------------------------------------------------------
                                                                 38,408                       (45,557)
-----------------------------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

                                                                         LONG-TERM U.S. TREASURY PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                                                             Year Ended January 31,
                                                   SIX MONTHS ENDED         -----------------------------------------------------
For a Share Outstanding Throughout Each Period        JULY 31, 1995            1995        1994       1993       1992        1991
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD  . . . . . .           $  9.23          $10.75      $10.04     $10.14    $  9.74       $9.53
                                                            -------          ------      ------     ------    -------      ------
INVESTMENT OPERATIONS
   Net Investment Income  . . . . . . . . . . . .              .336            .665        .685       .733       .763        .776
   Net Realized and Unrealized Gain (Loss)
      on Investments  . . . . . . . . . . . . . .              .830          (1.401)       .886       .600       .400        .210
                                                            -------          ------      ------     ------    -------      ------
         TOTAL FROM INVESTMENT OPERATIONS   . . .             1.166           (.736)      1.571      1.333      1.163        .986
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income . . . . .             (.336)          (.665)      (.685)     (.733)     (.763)      (.776)
   Distributions from Realized Capital Gains  . .                --           (.119)      (.176)     (.700)        --          --
                                                            -------          ------      ------     ------    -------      ------
         TOTAL DISTRIBUTIONS  . . . . . . . . . .             (.336)          (.784)      (.861)    (1.433)     (.763)      (.776)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD  . . . . . . . . .            $10.06         $  9.23      $10.75     $10.04     $10.14       $9.74
=================================================================================================================================
TOTAL RETURN  . . . . . . . . . . . . . . . . . .           +12.78%          -6.68%     +16.09%    +14.12%    +12.44%     +11.00%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------
Net Assets, End of Period (Millions)  . . . . . .              $764            $671        $829       $874       $833        $722
Ratio of Expenses to Average Net Assets . . . . .             .29%*            .28%        .26%       .27%       .26%        .30%
Ratio of Net Investment Income to
   Average Net Assets . . . . . . . . . . . . . .            6.91%*           7.02%       6.44%      7.26%      7.72%       8.29%
Portfolio Turnover Rate . . . . . . . . . . . . .             210%*             85%          7%       170%        89%        147%
---------------------------------------------------------------------------------------------------------------------------------

                                                                             LONG-TERM CORPORATE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                                                            Year Ended January 31,
                                                   SIX MONTHS ENDED          ----------------------------------------------------
For a Share Outstanding Throughout Each Period        JULY 31, 1995            1995        1994       1993       1992        1991
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD  . . . . . .             $8.18           $9.36       $9.04      $8.63      $8.02       $8.00
                                                            -------          ------      ------     ------    -------      ------
INVESTMENT OPERATIONS
   Net Investment Income  . . . . . . . . . . . .              .312            .617        .632       .680       .706        .720
   Net Realized and Unrealized Gain (Loss)
      on Investments  . . . . . . . . . . . . . .              .640          (1.108)       .579       .561       .610        .020
                                                            -------          ------      ------     ------    -------      ------
         TOTAL FROM INVESTMENT OPERATIONS   . . .              .952           (.491)      1.211      1.241      1.316        .740
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income . . . . .             (.312)          (.617)      (.632)     (.680)     (.706)      (.720)
   Distributions from Realized Capital Gains  . .                --           (.072)      (.259)     (.151)        --          --
                                                            -------          ------      ------     ------    -------      ------
         TOTAL DISTRIBUTIONS  . . . . . . . . . .             (.312)          (.689)      (.891)     (.831)     (.706)      (.720)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD  . . . . . . . . .             $8.82           $8.18       $9.36      $9.04      $8.63       $8.02
=================================================================================================================================
TOTAL RETURN  . . . . . . . . . . . . . . . . . .           +11.77%          -5.12%     +13.83%    +15.06%    +17.09%      +9.81%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------
Net Assets, End of Period (Millions)  . . . . . .            $2,999          $2,607      $3,166     $2,763     $1,992      $1,254
Ratio of Expenses to Average Net Assets . . . . .             .33%*            .32%        .30%       .31%       .31%        .37%
Ratio of Net Investment Income to
   Average Net Assets . . . . . . . . . . . . . .            7.28%*           7.37%       6.71%      7.68%      8.46%       9.16%
Portfolio Turnover Rate . . . . . . . . . . . . .              56%*             43%         77%        50%        72%         62%
---------------------------------------------------------------------------------------------------------------------------------

* Annualized.

                                                                             HIGH YIELD CORPORATE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
                                                                                          Year Ended January 31,
                                                 SIX MONTHS ENDED         ----------------------------------------------------
For a Share Outstanding Throughout Each Period      JULY 31, 1995           1995        1994       1993        1992        1991
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD  . . . . . .           $7.24         $8.14        $7.56       $7.27      $6.19       $7.31
                                                            -----         -----        -----       -----      -----      ------
INVESTMENT OPERATIONS
   Net Investment Income  . . . . . . . . . . . .            .336          .679         .695        .727       .770        .904
   Net Realized and Unrealized Gain (Loss)
      on Investments  . . . . . . . . . . . . . .            .460         (.900)        .580        .290      1.080      (1.120)
                                                            -----         -----        -----       -----      -----      ------
         TOTAL FROM INVESTMENT OPERATIONS   . . .            .796         (.221)       1.275       1.017      1.850       (.216)
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income . . . . .           (.336)        (.679)       (.695)      (.727)     (.770)      (.904)
   Distributions from Realized Capital Gains  . .              --            --           --          --         --          --
                                                            -----         -----        -----       -----      -----      ------
         TOTAL DISTRIBUTIONS  . . . . . . . . . .           (.336)        (.679)       (.695)      (.727)     (.770)      (.904)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD  . . . . . . . . .           $7.70         $7.24        $8.14       $7.56      $7.27       $6.19
===============================================================================================================================
TOTAL RETURN  . . . . . . . . . . . . . . . . . .         +11.17%        -2.52%      +17.54%     +14.68%    +31.27%      -3.21%
-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------
Net Assets, End of Period (Millions)  . . . . . .          $2,590        $2,162       $2,625      $2,184     $1,593        $699
Ratio of Expenses to Average Net Assets . . . . .           .35%*          .34%         .32%        .34%       .34%        .40%
Ratio of Net Investment Income to
   Average Net Assets . . . . . . . . . . . . . .          8.99%*         9.13%        8.81%       9.82%     11.13%      13.35%
Portfolio Turnover Rate . . . . . . . . . . . . .            49%*           33%          51%         83%        44%         61%
-------------------------------------------------------------------------------------------------------------------------------

                                                                                   GNMA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
                                                                                           Year Ended January 31,
                                                 SIX MONTHS ENDED        -----------------------------------------------------
For a Share Outstanding Throughout Each Period      JULY 31, 1995           1995        1994       1993        1992        1991
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD  . . . . . .         $  9.71        $10.39       $10.50      $10.25    $  9.85       $9.54
                                                          -------        ------       ------      ------    -------       -----
INVESTMENT OPERATIONS
   Net Investment Income  . . . . . . . . . . . .            .368          .693         .641        .778       .831        .855
   Net Realized and Unrealized Gain (Loss)
      on Investments  . . . . . . . . . . . . . .            .440         (.673)       (.110)       .250       .400        .310
                                                          -------        ------       ------      ------    -------       -----
         TOTAL FROM INVESTMENT OPERATIONS   . . .            .808          .020         .531       1.028      1.231       1.165
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income . . . . .           (.368)        (.693)       (.641)      (.778)     (.831)      (.855)
   Distributions from Realized Capital Gains  . .              --         (.007)          --          --         --          --
                                                          -------        ------       ------      ------    -------       -----
         TOTAL DISTRIBUTIONS  . . . . . . . . . .           (.368)        (.700)       (.641)      (.778)     (.831)      (.855)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD  . . . . . . . . .          $10.15       $  9.71       $10.39      $10.50     $10.25       $9.85
===============================================================================================================================
TOTAL RETURN  . . . . . . . . . . . . . . . . . .          +8.42%        +0.36%       +5.18%     +10.40%    +13.00%     +12.85%
-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------
Net Assets, End of Period (Millions)  . . . . . .          $6,376        $5,851       $7,043      $7,167     $5,207      $2,711
Ratio of Expenses to Average Net Assets . . . . .           .31%*          .30%         .28%        .29%       .29%        .34%
Ratio of Net Investment Income to
   Average Net Assets . . . . . . . . . . . . . .          7.38%*         7.04%        6.19%       7.38%      8.22%       8.95%
Portfolio Turnover Rate . . . . . . . . . . . . .            12%*           35%           2%          7%         1%          1%
-------------------------------------------------------------------------------------------------------------------------------

* Annualized.

                                                                        INTERMEDIATE-TERM CORPORATE PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
                                                       SIX MONTHS ENDED                 Year Ended        November 1, 1993
For a Share Outstanding Throughout Each Period            JULY 31, 1995           January 31, 1995        January 31, 1994
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD  . . . . . .                 $9.07                     $10.04                  $10.00
                                                                -------                    -------                 -------
INVESTMENT OPERATIONS
   Net Investment Income  . . . . . . . . . . . .                  .329                       .587                    .125
   Net Realized and Unrealized Gain (Loss)
      on Investments  . . . . . . . . . . . . . .                  .630                      (.970)                   .040
                                                                -------                    -------                 -------
         TOTAL FROM INVESTMENT OPERATIONS   . . .                  .959                      (.383)                   .165
--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income . . . . .                 (.329)                     (.587)                  (.125)
   Distributions from Realized Capital Gains  . .                    --                         --                      --
                                                                -------                    -------                 -------
         TOTAL DISTRIBUTIONS  . . . . . . . . . .                 (.329)                     (.587)                  (.125)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD  . . . . . . . . .                 $9.70                    $  9.07                  $10.04
==========================================================================================================================
TOTAL RETURN  . . . . . . . . . . . . . . . . . .               +10.70%                     -3.73%                  +1.66%
--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------
Net Assets, End of Period (Millions)  . . . . . .                  $263                       $163                     $85
Ratio of Expenses to Average Net Assets . . . . .                 .29%*                       .28%                   .25%*
Ratio of Net Investment Income to
   Average Net Assets . . . . . . . . . . . . . .                6.95%*                      6.46%                  5.11%*
Portfolio Turnover Rate . . . . . . . . . . . . .                  74%*                        97%                     74%
--------------------------------------------------------------------------------------------------------------------------

                                                                         INTERMEDIATE-TERM U.S. TREASURY PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                                                    Year Ended January 31,
                                                       SIX MONTHS ENDED       --------------------------------   October 28 1991-
For a Share Outstanding Throughout Each Period            JULY 31, 1995          1995        1994         1993   January 31, 1992
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD  . . . . . .               $  9.76        $10.82       $10.79      $10.19             $10.00
                                                                -------       -------      -------     -------             ------
INVESTMENT OPERATIONS
   Net Investment Income  . . . . . . . . . . . .                  .332          .603         .617        .676               .170
   Net Realized and Unrealized Gain (Loss)
      on Investments  . . . . . . . . . . . . . .                  .630        (1.033)        .443        .617               .190
                                                                -------       -------      -------     -------             ------
         TOTAL FROM INVESTMENT OPERATIONS   . . .                  .962         (.430)       1.060       1.293               .360
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income . . . . .                 (.332)        (.603)       (.617)      (.676)             (.170)
   Distributions from Realized Capital Gains  . .                    --         (.027)       (.413)      (.017)                --
                                                                -------       -------      -------     -------             ------
         TOTAL DISTRIBUTIONS  . . . . . . . . . .                 (.332)        (.630)      (1.030)      (.693)             (.170)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD  . . . . . . . . .                $10.39       $  9.76       $10.82      $10.79             $10.19
=================================================================================================================================
TOTAL RETURN  . . . . . . . . . . . . . . . . . .                +9.96%        -3.90%      +10.09%     +13.14%             +3.59%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------
Net Assets, End of Period (Millions)  . . . . . .                $1,084          $848       $1,007        $673               $190
Ratio of Expenses to Average Net Assets . . . . .                 .29%*          .28%         .26%        .26%              .26%*
Ratio of Net Investment Income to
   Average Net Assets . . . . . . . . . . . . . .                6.55%*         6.05%        5.55%       6.44%             6.47%*
Portfolio Turnover Rate . . . . . . . . . . . . .                  48%*          128%         118%        123%                32%
---------------------------------------------------------------------------------------------------------------------------------

* Annualized.

                                                                            SHORT-TERM FEDERAL PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
                                                                                         Year Ended January 31,
                                                 SIX MONTHS ENDED       -------------------------------------------------------
For a Share Outstanding Throughout Each Period      JULY 31, 1995           1995        1994       1993        1992        1991
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD  . . . . . .         $  9.79        $10.38       $10.38      $10.31     $10.08     $  9.89
                                                          -------       -------      -------     -------     ------     -------
INVESTMENT OPERATIONS
   Net Investment Income  . . . . . . . . . . . .            .301          .550         .522        .609       .720        .801
   Net Realized and Unrealized Gain (Loss)
      on Investments  . . . . . . . . . . . . . .            .300         (.580)        .110        .232       .307        .190
                                                          -------       -------      -------     -------     ------     -------
         TOTAL FROM INVESTMENT OPERATIONS   . . .            .601         (.030)        .632        .841      1.027        .991
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income . . . . .           (.301)        (.550)       (.522)      (.609)     (.720)      (.801)
   Distributions from Realized Capital Gains  . .              --         (.010)       (.110)      (.162)     (.077)         --
                                                          -------       -------      -------     -------     ------     -------
         TOTAL DISTRIBUTIONS  . . . . . . . . . .           (.301)        (.560)       (.632)      (.771)     (.797)      (.801)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD  . . . . . . . . .          $10.09       $  9.79       $10.38      $10.38     $10.31      $10.08
===============================================================================================================================
TOTAL RETURN  . . . . . . . . . . . . . . . . . .          +6.20%        -0.21%       +6.23%      +8.49%    +10.59%     +10.46%
-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------
Net Assets, End of Period (Millions)  . . . . . .          $1,492        $1,474       $1,936      $1,688     $1,274        $508
Ratio of Expenses to Average Net Assets . . . . .           .29%*          .28%         .26%        .27%       .26%        .30%
Ratio of Net Investment Income to
   Average Net Assets . . . . . . . . . . . . . .          6.02%*         5.53%        4.98%       5.88%      6.98%       8.06%
Portfolio Turnover Rate . . . . . . . . . . . . .            89%*           57%          49%         70%       111%        141%
-------------------------------------------------------------------------------------------------------------------------------

                                                                       SHORT-TERM U.S. TREASURY PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
                                                                             Year Ended January 31,
                                                 SIX MONTHS ENDED       --------------------------------       October 28 1991-
For a Share Outstanding Throughout Each Period      JULY 31, 1995          1995         1994        1993       January 31, 1992
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD  . . . . . .         $  9.89        $10.41       $10.41      $10.12                 $10.00
                                                          -------       -------      -------     -------                -------
INVESTMENT OPERATIONS
   Net Investment Income  . . . . . . . . . . . .            .313          .532         .486        .528                   .140
   Net Realized and Unrealized Gain (Loss)
      on Investments  . . . . . . . . . . . . . .            .290         (.500)        .079        .332                   .120
                                                          -------       -------      -------     -------                -------
         TOTAL FROM INVESTMENT OPERATIONS   . . .            .603          .032         .565        .860                   .260
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income . . . . .           (.313)        (.532)       (.486)      (.528)                 (.140)
   Distributions from Realized Capital Gains  . .              --         (.020)       (.079)      (.042)                    --
                                                          -------       -------      -------     -------                -------
         TOTAL DISTRIBUTIONS  . . . . . . . . . .           (.313)        (.552)       (.565)      (.570)                 (.140)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD    . . . . . . . .          $10.18       $  9.89       $10.41      $10.41                 $10.12
===============================================================================================================================
TOTAL RETURN  . . . . . . . . . . . . . . . . . .          +6.16%        +0.40%       +5.54%      +8.74%                 +2.60%
-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------
Net Assets, End of Period (Millions)  . . . . . .            $870          $754         $729        $526                   $102
Ratio of Expenses to Average Net Assets . . . . .           .29%*          .28%         .26%        .26%                  .26%*
Ratio of Net Investment Income to
   Average Net Assets . . . . . . . . . . . . . .          6.24%*         5.33%        4.64%       5.12%                 5.22%*
Portfolio Turnover Rate . . . . . . . . . . . . .           116%*          126%          86%         71%                    40%
-------------------------------------------------------------------------------------------------------------------------------

* Annualized.

                                                                           SHORT-TERM CORPORATE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
                                                                                         Year Ended January 31,
                                                 SIX MONTHS ENDED       ------------------------------------------------------
For a Share Outstanding Throughout Each Period      JULY 31, 1995           1995        1994       1993        1992        1991
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD  . . . . . .          $10.40        $10.94       $10.99      $10.88     $10.50      $10.34
                                                          -------       -------      -------     -------     ------     -------
INVESTMENT OPERATIONS
   Net Investment Income  . . . . . . . . . . . .            .334          .596         .605        .695       .804        .876
   Net Realized and Unrealized Gain (Loss)
      on Investments  . . . . . . . . . . . . . .            .340         (.540)        .049        .275       .380        .160
                                                          -------       -------      -------     -------     ------     -------
         TOTAL FROM INVESTMENT OPERATIONS   . . .            .674          .056         .654        .970      1.184       1.036
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income . . . . .           (.334)        (.596)       (.605)      (.695)     (.804)      (.876)
   Distributions from Realized Capital Gains  . .              --            --        (.099)      (.165)        --          --
                                                          -------       -------      -------     -------     ------     -------
         TOTAL DISTRIBUTIONS  . . . . . . . . . .           (.334)        (.596)       (.704)      (.860)     (.804)      (.876)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD  . . . . . . . . .          $10.74        $10.40       $10.94      $10.99     $10.88      $10.50
===============================================================================================================================
TOTAL RETURN  . . . . . . . . . . . . . . . . . .          +6.55%        +0.60%       +6.11%      +9.29%    +11.70%     +10.47%
-------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------
Net Assets, End of Period (Millions)  . . . . . .          $3,430        $2,924       $3,573      $2,811     $1,911        $829
Ratio of Expenses to Average Net Assets . . . . .           .29%*          .28%         .26%        .27%       .26%        .31%
Ratio of Net Investment Income to
   Average Net Assets . . . . . . . . . . . . . .          6.31%*         5.66%        5.48%       6.33%      7.44%       8.48%
Portfolio Turnover Rate . . . . . . . . . . . . .            73%*           69%          61%         71%        99%        107%
-------------------------------------------------------------------------------------------------------------------------------

* Annualized.

                        NOTES TO FINANCIAL STATEMENTS

Vanguard Fixed Income Securities Fund is registered under the Investment Company Act of 1940 as a diversified open-end investment company and consists of the Long-Term U.S. Treasury, Long-Term Corporate, High Yield Corporate, GNMA, Intermediate-Term Corporate, Intermediate-Term U.S. Treasury, Short-Term Federal, Short-Term U.S. Treasury, and Short-Term Corporate Portfolios. Certain investments of the Long-Term Corporate, High Yield Corporate, Intermediate-Term Corporate, and Short-Term Corporate Portfolios are in corporate debt instruments; the issuers' abilities to meet these obligations may be affected by economic developments in their respective industries.

A. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of financial statements.

1. SECURITY VALUATION: Securities are valued utilizing the latest bid prices and on the basis of a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments are valued at amortized cost which approximates market value.

2. FEDERAL INCOME TAXES: Each Portfolio of the Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

3. REPURCHASE AGREEMENTS: The Fund, along with other members of The Vanguard Group of Investment Companies, transfers uninvested cash balances into a Pooled Cash Account, the daily aggregate of which is invested in repurchase agreements secured by U.S. Government obligations. Securities pledged as collateral for repurchase agreements are held by the Fund's custodian banks until maturity of each repurchase agreement. Provisions of the agreement require that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

4. FUTURES: The Long-Term, Intermediate-Term, and Short-Term U.S. Treasury Portfolios and the Intermediate-Term and Short-Term Corporate Portfolios utilize Municipal Bond Index, U.S. Treasury Bond, and U.S. Treasury Note futures contracts to a limited extent, with the objectives of enhancing returns, managing interest rate risk, maintaining liquidity and minimizing transaction costs. The Portfolios may purchase futures contracts instead of bonds when futures contracts are believed to be priced more attractively than bonds. The Portfolios may also seek to take advantage of price differences among bond market sectors by simultaneously buying futures (or bonds) of one market sector and selling futures (or bonds) of another sector. Futures contracts may also be used to simulate a fully invested position in the underlying bonds while maintaining a cash balance for liquidity.

     The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the Portfolios and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Fluctuations in the values of futures contracts are recorded as unrealized appreciation (depreciation) until terminated at which time realized gains (losses) are recognized. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for Federal income tax purposes.

5. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on sales of investment securities are those of specific securities sold. Discounts and premiums on securities purchased are amortized to interest income over the lives of the respective securities. Distributions from net investment income are declared on a daily basis payable on the first business day of the following month. Annual distributions from realized gains, if any, are recorded on the ex-dividend date. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes depending on the timing of realization of gains.


B. Under the terms of a contract expiring August 31, 1996, the Fund pays Wellington Management Company for investment advisory services performed for the Long-Term Corporate, High Yield Corporate, and GNMA Portfolios at a fee calculated at an annual percentage rate of average net assets. For the six months ended July 31, 1995, the investment advisory fees of the Long-Term Corporate, High Yield Corporate, and GNMA Portfolios represent effective annual rates of .04 of 1%, .06 of 1%, and .02 of 1% of average net assets, respectively.

The Vanguard Group, Inc. furnishes investment advisory services to the Intermediate-Term and Short-Term Corporate, Short-Term Federal, and the Long-Term, Intermediate-Term, and Short-Term U.S. Treasury Portfolios on an at-cost basis.

C. The Vanguard Group, Inc. furnishes at cost corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the Fund under methods approved by the Board of Directors. At July 31, 1995, the Fund had contributed capital of $2,614,000 to Vanguard (included in Other Assets), representing 13.1% of Vanguard's capitalization. The Fund's directors and officers are also directors and officers of Vanguard.

D. During the six months ended July 31, 1995, purchases and sales of investment securities, other than U.S. Government securities and temporary cash investments, were:

--------------------------------------------------------
                                         (000)
                               -------------------------
Portfolio                       Purchases        Sales
--------------------------------------------------------
LONG-TERM CORPORATE             $  584,269     $512,476
HIGH YIELD CORPORATE               557,009      327,368
INTERMEDIATE-TERM CORPORATE         95,036       33,545
SHORT-TERM CORPORATE             1,021,218      526,632
--------------------------------------------------------

Purchases and sales of U.S. Government securities were:

--------------------------------------------------------
                                          (000)
                                ------------------------
Portfolio                        Purchases      Sales
--------------------------------------------------------
LONG-TERM U.S. TREASURY           $713,754     $722,445
LONG-TERM CORPORATE                315,566      248,114
HIGH YIELD CORPORATE               223,654      224,125
GNMA                               736,191      362,496
INTERMEDIATE-TERM CORPORATE         49,075       40,463
INTERMEDIATE-TERM U.S. TREASURY    370,605      214,990
SHORT-TERM FEDERAL                 643,584      695,200
SHORT-TERM U.S. TREASURY           564,667      457,193
SHORT-TERM CORPORATE               406,677      571,627
--------------------------------------------------------

E. At January 31, 1995, the Portfolios had the following capital losses available to offset future net capital gains:

--------------------------------------------------------
                                Expiration
                              Fiscal Year(s)
                                  Ending        Amount
Portfolio                       January 31       (000)
--------------------------------------------------------
LONG-TERM U.S. TREASURY                2004    $  1,071
LONG-TERM CORPORATE               2003-2004      18,694
HIGH YIELD CORPORATE              1999-2004     122,827
GNMA                                   2004      10,023
INTERMEDIATE-TERM CORPORATE       2002-2004       3,271
INTERMEDIATE-TERM U.S. TREASURY   2003-2004      43,066
SHORT-TERM FEDERAL                2003-2004      40,359
SHORT-TERM U.S. TREASURY          2003-2004      17,902
SHORT-TERM CORPORATE              2003-2004      45,568
--------------------------------------------------------

F. At July 31, 1995, unrealized appreciation of investment securities for financial reporting and Federal income tax purposes was:

-------------------------------------------------------------
                                      (000)
                      ---------------------------------------
                                                     Net
                      Appreciated  Depreciated    Unrealized
Portfolio              Securities  Securities    Appreciation
-------------------------------------------------------------
LONG-TERM
 U.S. TREASURY           $ 29,685          --      $ 29,685
LONG-TERM CORPORATE       149,823    $(21,866)      127,957
HIGH YIELD CORPORATE       69,079     (19,798)       49,281
GNMA                      163,615     (94,197)       69,418
INTERMEDIATE-TERM
 CORPORATE                  8,367      (1,909)        6,458
INTERMEDIATE-TERM
 U.S. TREASURY             32,393      (8,269)       24,124
SHORT-TERM FEDERAL         19,104      (7,809)       11,295
SHORT-TERM
 U.S. TREASURY             14,464      (1,467)       12,997
SHORT-TERM CORPORATE       38,555     (14,302)       24,253
-------------------------------------------------------------

At July 31, 1995, the aggregate settlement value of open futures contracts expiring in September 1995, and the related unrealized appreciation (depreciation) were:

-------------------------------------------------------------
                                            (000)
                               ------------------------------
                                  Aggregate      Unrealized
                                  Settlement    Appreciation
Portfolio/Contracts                 Value      (Depreciation)
-------------------------------------------------------------
LONG-TERM U.S. TREASURY
 LONG MUNICIPAL BOND INDEX        $ 33,750       $   (488)
 SHORT U.S. TREASURY BOND           33,254            932
INTERMEDIATE-TERM CORPORATE
 LONG MUNICIPAL BOND INDEX          12,642           (111)
 SHORT U.S. TREASURY BOND           12,457            276
INTERMEDIATE-TERM U.S. TREASURY
 LONG MUNICIPAL BOND INDEX          53,503           (999)
 SHORT U.S. TREASURY BOND           52,717          1,611
SHORT-TERM CORPORATE
 LONG MUNICIPAL BOND INDEX         165,249         (3,097)
 SHORT U.S. TREASURY NOTE          162,824          4,969
-------------------------------------------------------------

The market values of securities deposited as initial margin for open futures contracts by the Long-Term U.S. Treasury, Intermediate-Term Corporate, Intermediate-Term U.S. Treasury, and Short-Term Corporate Portfolios were $3,895,000, $3,246,000, $3,895,000, and $4,857,000, respectively.

G. The market values of securities on loan to broker/dealers at July 31, 1995, and collateral received with respect to such loans, were:

-----------------------------------------------------------
                                          (000)
                             ------------------------------
                                 Market
                                Value of            Cash
                                 Loaned          Collateral
Portfolio                      Securities         Received
-----------------------------------------------------------
LONG-TERM CORPORATE             $  7,252         $  7,397
HIGH YIELD CORPORATE              96,793           98,863
INTERMEDIATE-TERM
 CORPORATE                         9,321            9,690
INTERMEDIATE-TERM
 U.S. TREASURY                   278,314          283,372
SHORT-TERM FEDERAL                 1,042            1,063
SHORT-TERM CORPORATE                 162              165
-----------------------------------------------------------

Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

                             DIRECTORS AND OFFICERS

JOHN C. BOGLE, Chairman and Chief Executive Officer
Chairman and Director of The Vanguard Group, Inc., and of each of the investment companies in The
Vanguard Group.

JOHN J. BRENNAN, President
President and Director of The Vanguard Group, Inc., and of each of the investment companies in The
Vanguard Group.

ROBERT E. CAWTHORN, Chairman of Rhone-Poulenc
Rorer, Inc.; Director of Sun Company, Inc.

BARBARA BARNES HAUPTFUHRER, Director of The Great
Atlantic and Pacific Tea Company, Alco Standard Corp.,
Raytheon Company, Knight-Ridder, Inc., and
Massachusetts Mutual Life Insurance Co.

BRUCE K. MACLAURY, President of The Brookings
Institution; Director of American Express Bank Ltd.
and The St. Paul Companies, Inc.

BURTON G. MALKIEL, Chemical Bank Chairman's
Professor of Economics, Princeton University; Director of Prudential Insurance Co. of America, Amdahl
Corporation, Baker Fentress & Co., The Jeffrey Co., and Southern New England Communications Company.

ALFRED M. RANKIN, JR., Chairman, President, and
Chief Executive Officer of NACCO Industries, Inc.;
Director of NACCO Industries, The BFGoodrich
Company, and The Standard Products Company.

JOHN C. SAWHILL, President and Chief Executive Officer of The Nature Conservancy; formerly, Director and
Senior Partner of McKinsey & Co. and President of
New York University; Director of Pacific Gas and
Electric Company and NACCO Industries.

JAMES O. WELCH, JR., Retired Chairman of Nabisco
Brands, Inc.; retired Vice Chairman and Director of
RJR Nabisco; Director of TECO Energy, Inc. and
Kmart Corporation.

J. LAWRENCE WILSON, Chairman and Chief Executive
Officer of Rohm & Haas Company; Director of
Cummins Engine Company; Trustee of Vanderbilt
University and the Culver Educational Foundation.


OTHER FUND OFFICERS

RAYMOND J. KLAPINSKY, Secretary; Senior Vice President and Secretary of The Vanguard Group, Inc.; Secretary of each of the investment companies in The Vanguard Group.

RICHARD F. HYLAND, Treasurer; Treasurer of The
Vanguard Group, Inc., and of each of the investment companies in The Vanguard Group.

KAREN E. WEST, Controller; Vice President of The
Vanguard Group, Inc.; Controller of each of the investment companies in The Vanguard Group.


OTHER VANGUARD GROUP OFFICERS

ROBERT A. DISTEFANO           IAN A. MACKINNON
Senior Vice President         Senior Vice President
Information Technology        Fixed Income Group

JEREMY G. DUFFIELD            F. WILLIAM MCNABB III
Senior Vice President         Senior Vice President
Planning & Development        Institutional

JAMES H. GATELY               RALPH K. PACKARD
Senior Vice President         Senior Vice President
Individual Investor Group     Chief Financial Officer

                          THE VANGUARD FAMILY OF FUNDS


                               FIXED INCOME FUNDS

MONEY MARKET FUNDS
Vanguard Admiral Funds
U.S. Treasury Money
  Market Portfolio
Vanguard Money Market Reserves

TAX-EXEMPT MONEY MARKET FUNDS
Vanguard Municipal Bond Fund
Money Market Portfolio
Vanguard State Tax-Free Funds
Money Market Portfolios
  (CA, NJ, OH, PA)

TAX-EXEMPT INCOME FUNDS
Vanguard Municipal Bond Fund
Vanguard State Tax-Free Funds
Insured Longer-Term Portfolios
  (CA, FL, NJ, NY, OH, PA)

INCOME FUNDS
Vanguard Admiral Funds
Vanguard Fixed Income
  Securities Fund
Vanguard Preferred Stock Fund


                           EQUITY AND BALANCED FUNDS

GROWTH AND INCOME FUNDS
Vanguard Convertible
  Securities Fund
Vanguard Equity Income Fund
Vanguard Quantitative Portfolios
Vanguard/Trustees' Equity Fund
U.S. Portfolio
Vanguard/Windsor Fund
Vanguard/Windsor II

BALANCED FUNDS
Vanguard Asset Allocation Fund
Vanguard LifeStrategy Funds
Income Portfolio
Conservative Growth Portfolio
Moderate Growth Portfolio
Growth Portfolio
Vanguard STAR Portfolio
Vanguard/Wellesley Income Fund
Vanguard/Wellington Fund

GROWTH FUNDS
Vanguard/Morgan Growth Fund
Vanguard/PRIMECAP Fund
Vanguard U.S. Growth Portfolio

AGGRESSIVE GROWTH FUNDS
Vanguard Explorer Fund
Vanguard Specialized Portfolios

INTERNATIONAL FUNDS
Vanguard International
  Growth Portfolio
Vanguard/Trustees' Equity Fund
International Portfolio


                                  INDEX FUNDS

Vanguard Index Trust
Total Stock Market Portfolio
500 Portfolio
Extended Market Portfolio
Growth Portfolio
Value Portfolio
Small Capitalization Stock Portfolio
Vanguard International Equity
  Index Fund
European Portfolio
Pacific Portfolio
Emerging Markets Portfolio
Vanguard Bond Index Fund
Vanguard Tax-Managed Fund
Vanguard Balanced Index Fund


                           [THE VANGUARD GROUP LOGO]

             Vanguard Financial Center   Valley Forge, Pennsylvania 19482

              New Account Information:   Shareholder Account Services:
                      1-(800) 662-7447   1-(800) 662-2739

This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus. All Funds in the
               Vanguard Family are offered by prospectus only.

                                  Q282-7/95


[VANGUARD FIXED INCOME SECURITIES FUND LOGO]

SEMI-ANNUAL REPORT
  JULY 31, 1995

VANGUARD FIXED INCOME                                       FINANCIAL STATEMENTS
SECURITIES FUND                                                      (unaudited)
                                                                   July 31, 1995

                            STATEMENT OF NET ASSETS


                                                   Face     Market
LONG-TERM                                        Amount      Value
U.S. TREASURY PORTFOLIO                           (000)     (000)+
-------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS (90.8%)
-------------------------------------------------------------------
U.S. Treasury Bonds
   7.875%, 2/15/21                            $291,163    $323,191
   8.875%, 8/15/17                             117,650     143,386
   8.875%, 2/15/19                             110,010     134,521
   10.375%, 11/15/12                            71,450      92,774
-------------------------------------------------------------------
TOTAL U.S. GOVERNMENT & AGENCY
 OBLIGATIONS (Cost $664,187)                               693,872
-------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (6.6%)
-------------------------------------------------------------------
REPURCHASE AGREEMENT
   Collateralized by U.S. Government
   Obligations in a Pooled
   Cash Account 5.86%, 8/1/95
   (Cost $50,273)                               50,273      50,273
-------------------------------------------------------------------
TOTAL INVESTMENTS (97.4%)
  (Cost $714,460)                                          744,145
-------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (2.6%)
-------------------------------------------------------------------
  Other Assets--Note C                                      24,199
  Liabilities                                               (4,305)
                                                          ---------
                                                            19,894
-------------------------------------------------------------------
NET ASSETS (100%)
-------------------------------------------------------------------
  Applicable to 75,925,900 outstanding
  $.001 par value shares
  (authorized 300,000,000 shares)                         $764,039
-------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                   $10.06
===================================================================

+See Note A to Financial Statements.


-------------------------------------------------------------------
AT JULY 31, 1995, NET ASSETS CONSISTED OF:
-------------------------------------------------------------------
                                                Amount         Per
                                                 (000)       Share
                                              --------     --------
  Paid in Capital                             $716,096     $  9.43
  Undistributed Net
   Investment Income                                --          --
  Accumulated Net
    Realized Gains                              17,814         .23
  Unrealized Appreciation
    of Investments--Note F                      30,129         .40
-------------------------------------------------------------------
NET ASSETS                                    $764,039      $10.06
-------------------------------------------------------------------

                                                  Face      Market
LONG-TERM                           Rating      Amount       Value
CORPORATE PORTFOLIO              (Moody's)       (000)      (000)+
-------------------------------------------------------------------
CORPORATE BONDS (74.1%)
-------------------------------------------------------------------
FINANCE (20.3%)
  H.F. Ahmanson & Co.
    8.25%, 10/1/02                    Baa1   $  10,000  $   10,538
  Allstate Corp.
    7.50%, 6/15/13                      A2      10,000       9,803
  AMBAC, Inc.
    7.50%, 5/1/23                      Aa2      20,000      19,690
  Associates Corp.
    5.25%, 9/1/98                      Aa3      16,000      15,418
  Bank of Boston Corp.
    6.625%, 12/1/05                   Baa1      48,000      45,774
  BankAmerica
    7.50%, 10/15/02                     A3       5,000       5,111
    10.00%, 2/1/03                      A3      20,000      23,243
  Barnett Banks, Inc.
    8.50%, 1/15/07                      A3      20,000      21,437
  The Chase Manhattan Corp.
    6.50%, 1/15/09                      A3      10,000       9,141
  Chemical Banking Corp.
    8.625%, 5/1/02                      A3      10,000      10,823
  Citicorp
    7.625%, 5/1/05                      A3      10,000      10,356
  Comerica, Inc.
    7.125%, 12/1/13                     A2      10,000       9,048
    8.375%, 7/15/24                     A2      20,000      20,598
  Continental Bank Corp.
    11.25%, 7/1/01                      A2       6,000       6,709
    12.50%, 4/1/01                      A2      15,000      18,600
  Fifth Third Bancorp
    6.75%, 7/15/05                      A1      25,000      24,522
  First Bank N.A.
    7.55%, 6/15/04                      A2      18,000      18,465
  First Bank System
    7.625%, 5/1/05                      A3       7,500       7,778
  First Chicago Corp.
    6.375%, 1/30/09                     A3      20,000      18,286

The Portfolio listings begin on the following pages:

LONG-TERM U.S. TREASURY PORTFOLIO . . . . . . . . . . .    1
LONG-TERM CORPORATE PORTFOLIO . . . . . . . . . . . . .    1
HIGH YIELD CORPORATE PORTFOLIO  . . . . . . . . . . . .    5
INTERMEDIATE-TERM CORPORATE PORTFOLIO . . . . . . . . .    8
INTERMEDIATE-TERM U.S. TREASURY PORTFOLIO . . . . . . .   12
SHORT-TERM FEDERAL PORTFOLIO  . . . . . . . . . . . . .   13
SHORT-TERM U.S. TREASURY PORTFOLIO  . . . . . . . . . .   15
SHORT-TERM CORPORATE PORTFOLIO  . . . . . . . . . . . .   16


                                                  Face      Market
                                    Rating      Amount       Value
                                 (Moody's)       (000)      (000)+
-------------------------------------------------------------------
  First Union Corp.
    6.00%, 10/30/08                     A3   $  10,000  $    8,862
  General Electric Capital
    Corp.
    8.125%, 5/15/12                    Aaa      42,000      45,136
  General Motors Acceptance
    Corp. MTN
    7.85%, 5/8/97                       A3      25,000      25,617
    8.50%, 1/1/03                       A3      15,000      16,166
  General RE Corp.
    9.00%, 9/12/09                     Aa1      15,000      17,299
  Golden West Financial Corp.
    6.00%, 10/1/03                      A3      25,000      23,214
  National City Corp.
    7.20%, 5/15/05                      A2      20,000      20,068
  NationsBank Corp.
    7.75%, 8/15/04                      A3      20,000      20,665
  Norwest Corp.
    6.65%, 10/15/23                     A1      25,000      21,940
  Republic New York Corp.
    9.70%, 2/1/09                       A1      20,000      24,082
  Society National Bank
    7.85%, 11/1/02                      A1       7,500       7,792
  Suntrust Banks
    7.375%, 7/1/02                      A1      10,000      10,257
  Tenneco Credit
    9.625%, 8/15/01                   Baa2      10,000      11,231
  Transamerica Corp.
    9.375%, 3/1/08                      A2      10,000      11,344
  Wachovia Corp.
    6.80%, 6/1/05                       A1      20,000      19,704
  Wells Fargo & Co.
    6.125%, 11/1/03                     A3      20,000      18,690
                                                        -----------
        GROUP TOTAL                                        607,407
                                                        -----------
-------------------------------------------------------------------
INDUSTRIAL (36.8%)
  Air Products & Chemicals
    7.375%, 5/1/05                      A1      15,000      15,530
  Alcan Aluminium Ltd.
    9.625%, 7/15/19                     A2       7,000       7,743
  Amoco Canada Petroleum Co.
    7.95%, 10/1/22                     Aa1      30,000      31,252
  ARCO Chemical Co.
    9.80%, 2/1/20                       A3      25,000      31,022
  Burlington Resources, Inc.
    7.15%, 5/1/99                       A3      10,000      10,150
  The Coca-Cola Co.
    6.00%, 7/15/03                     Aa3      15,000      14,167
  Coca-Cola Enterprises, Inc.
    8.50%, 2/1/22                       A3      20,000      22,081
  Dresser Industries, Inc.
    6.25%, 6/1/00                       A1       9,000       8,854
  E.I. du Pont de Nemours & Co.
    8.25%, 1/15/22                     Aa3      35,000      36,296
  Eastman Chemical Co.
    7.25%, 1/15/24                      A3      20,000      19,118
  Eaton Corp.
    6.50%, 6/1/25                       A2      10,000       9,690
    7.625%, 4/1/24                      A2      15,000      14,956
  Exxon Capital Corp.
    6.00%, 7/1/05                      Aaa      10,000       9,402
  Ford Motor Co.
    8.875%, 1/15/22                     A1      40,000      44,869
  General Motors Corp.
    9.40%, 7/15/21                      A3      20,000      23,307
  Georgia Pacific Corp.
    8.625%, 4/30/25                   Baa2      10,000      10,260
    9.50%, 5/15/22                    Baa2      10,000      10,887
    9.875%, 11/1/21                   Baa2      30,000      33,135
  Grand Metropolitan
    8.00%, 9/15/22                      A2      25,000      26,039
  International Business
    Machines Corp.
    8.375%, 11/1/19                     A3      25,000      27,007
  International Paper Co.
    6.875%, 11/1/23                     A3      10,000       9,073
    8.125%, 6/15/24                     A3      30,000      30,642
  Johnson & Johnson
    8.72%, 11/1/24                     Aaa      30,000      33,328
  Johnson Controls
    8.20%, 6/15/24                      A2      10,000      10,357
  Eli Lilly & Co.
    7.125%, 6/1/25                     Aa3      35,000      33,706
  McDonald's Corp.
    7.375%, 7/15/33                    Aa2       8,500       8,279
  The Mead Corp.
    8.125%, 2/1/23                      A3      15,000      14,985
  Mobil Corp.
    8.625%, 8/15/21                    Aa2      22,000      25,074
  Monsanto Co.
    8.20%, 4/15/25                      A1      20,000      20,835
    8.875%, 12/15/09                    A1      20,000      22,958
  Morton International, Inc.
    9.25%, 6/1/20                       A1      10,000      11,974
  Motorola Inc.
    7.50%, 5/15/25                     Aa3      40,000      40,550
  New York Times
    8.25%, 3/15/25                      A1      30,000      31,606
  Norfolk Southern Corp.
    9.00%, 3/1/21                      Aa3      15,000      17,636
  Northrop Grumman Corp.
    9.375%, 10/15/24                  Baa3      20,000      22,145

                                                  Face      Market
                                    Rating      Amount       Value
                                 (Moody's)       (000)      (000)+
-------------------------------------------------------------------
  Phillips Petroleum Co.
    9.18%, 9/15/21                    Baa2   $  25,000 $    26,682
  Procter & Gamble Co.
    8.50%, 8/10/09                     Aa2      10,000      11,214
  Procter & Gamble Employee
    Stock Option Plan
    9.36%, 1/1/21                      Aa2      35,000      41,735
  Raytheon Co.
    7.375%, 7/15/25                     A1      35,000      33,621
  Rohm & Haas Co.
    9.375%, 11/15/19                    A2      10,000      11,022
    9.80%, 4/15/20*                     A1      10,000      12,009
  Sears, Roebuck & Co.
    9.375%, 11/1/11                     A2      20,000      23,211
  TRW, Inc.
    9.375%, 4/15/21                     A2       4,000       4,739
  Talisman Energy
    7.125%, 6/1/07                    Baa1      20,000      19,585
  Texaco Capital, Inc.
    8.625%, 11/15/31                    A1      13,000      14,684
    9.75%, 3/15/20                      A1      17,000      21,059
  United Parcel Service
    8.375%, 4/1/20                     Aaa      40,000      44,502
  United Technologies Corp.
    8.875%, 11/15/19                    A2      20,000      22,715
  Westvaco Corp.
    9.75%, 6/15/20                      A1      15,000      18,506
  Weyerhaeuser Co.
    8.50%, 1/15/25                      A2      33,350      37,012
  Whirlpool Corp.
    9.10%, 2/1/08                       A3      20,000      23,116
                                                        -----------
        GROUP TOTAL                                      1,104,325
                                                        -----------
-------------------------------------------------------------------
UTILITIES (17.0%)
  AT&T Corp.
    6.75%, 4/1/04                      Aa3      10,000       9,877
    8.625%, 12/1/31                    Aa3      40,000      42,560
  BellSouth Telecommunications
    7.50%, 6/15/33                     Aaa      35,000      34,249
  British Telecom Finance
    9.625%, 2/15/19                    Aaa      17,000      18,953
  Cincinnati Gas & Electric
    6.90%, 6/1/25                     Baa2      16,000      15,697
  Coastal Corp.
    9.625%, 5/15/12                   Baa3      20,000      22,289
  Consolidated Edison Co. of
    New York, Inc.
    6.375%, 4/1/03                      A1      20,000      19,221
  Duke Power Co.
    7.00%, 7/1/33                      Aa2      10,000       9,217
  Enron Corp.
    7.00%, 8/15/23                    Baa2       8,000       7,142
  GTE Florida, Inc.
    6.31%, 12/15/02                     A2      10,000       9,657
  Houston Lighting & Power
    9.15%, 3/15/21                      A2      20,000      23,369
  Michigan Bell Telephone Co.
    7.85%, 1/15/22                     Aa1      20,000      21,145
  Michigan Consolidated Gas
    8.25%, 5/1/14                       A2       3,200       3,456
  New Jersey Bell Telephone Co.
    8.00%, 6/1/22                      Aaa      20,000      21,313
  New York Telephone Co.
    7.25%, 2/15/24                      A2      15,000      14,226
    9.375%, 7/15/31                     A2      10,000      11,123
  Northern States Power
    7.125%, 7/1/25                      A1      25,000      23,932
  Pacific Bell Telephone Co.
    7.125%, 3/15/26                    Aa3      15,000      14,303
    7.375%, 6/15/25                    Aa3      10,000       9,641
  Pacific Gas & Electric Co.
    8.25%, 11/1/22                      A2      25,000      25,674
    8.375%, 5/1/25                      A2      10,000      10,376
  Pacificorp
    6.625%, 6/1/07                      A2      10,000       9,647
  Southern California Edison Co.
    6.90%, 10/1/18                      A2       6,000       5,439
  Southern California Gas Co.
    7.50%, 6/15/23                      A2      20,000      19,589
  Southwestern Bell Telephone Co.
    7.25%, 7/15/25                      A1      20,000      18,877
  Southwestern Public Services
    8.20%, 12/1/22                     Aa2      12,500      13,155
  Texas Utilities Electric Co.
    9.75%, 5/1/21                     Baa2       5,000       5,653
  U.S. West Communications
    6.875%, 9/15/33                    Aa3      45,000      40,187
  United Telephone of Florida
    9.25%, 9/15/19                      A2      15,000      15,994
  Virginia Electric & Power Co.
    8.75%, 4/1/21                       A2      10,000      10,937
  Wisconsin Gas Co.
    6.60%, 9/15/13                     Aa3       2,500       2,323
                                                        -----------
         GROUP TOTAL                                       509,221
                                                        -----------
-------------------------------------------------------------------
TOTAL CORPORATE BONDS
  (Cost $2,107,556)                                      2,220,953
-------------------------------------------------------------------

                                                  Face      Market
                                    Rating      Amount       Value
                                 (Moody's)       (000)      (000)+
-------------------------------------------------------------------
FOREIGN BONDS (1.5%) (DOLLAR DENOMINATED)
-------------------------------------------------------------------
  European Investment Bank
    9.125%, 6/1/02                     Aaa   $  25,000 $    28,278
  Exxon Capital Corp. Euro Bond
    6.125%, 9/8/08                     Aaa       5,000       4,594
  Philips Electronics
    7.75%, 4/15/04                      A3      10,000      10,402
-------------------------------------------------------------------
TOTAL FOREIGN BONDS
  (Cost $39,675)                                            43,274
-------------------------------------------------------------------
U.S. GOVERNMENT &
  AGENCY OBLIGATIONS (20.8%)
-------------------------------------------------------------------
  Federal Home Loan
    Mortgage Corp.
    6.19%, 1/21/04                               5,000       4,750
    8.14%, 9/29/04                              10,000      10,511
  Federal National
    Mortgage Association
    6.28%, 2/3/04                               25,000      23,892
    15.50%, 10/1/12                                 14          16
  Government National
    Mortgage Association
    6.50%, 6/15/23-12/15/24                    185,676     176,488
    7.00%, 9/15/23                              19,693      19,245
  Tennessee Valley Authority
    6.875%, 12/15/43                            25,000      22,643
    7.75%, 12/15/22                             25,000      24,442
  U.S. Treasury Bonds
    7.25%, 5/15/16                             100,000     103,484
    8.125%, 8/15/19                             50,000      56,821
  U.S. Treasury Notes
    7.125%, 2/29/00                            140,000     145,141
    7.50%, 11/15/01                             35,000      37,160
-------------------------------------------------------------------
TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS
  (Cost $613,632)                                          624,593
-------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (6.2%)
-------------------------------------------------------------------
REPURCHASE AGREEMENT
  Collateralized by U.S. Government
    Obligations in a Pooled
    Cash Account 5.86%, 8/1/95
    (Cost $187,014)                            187,014     187,014
-------------------------------------------------------------------
TOTAL INVESTMENTS (102.6%)
  (Cost $2,947,877)                                      3,075,834
-------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-2.6%)
-------------------------------------------------------------------
  Other Assets--Notes C and G                               63,538
  Liabilities--Note G                                     (140,252)
                                                       ------------
                                                           (76,714)
-------------------------------------------------------------------

                                                            Market
                                                             Value
                                                            (000)+
-------------------------------------------------------------------
NET ASSETS (100%)
-------------------------------------------------------------------
  Applicable to 339,909,783 outstanding
    $.001 par value shares
    (authorized 450,000,000 shares)                     $2,999,120
-------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                    $8.82
===================================================================

+ See Note A to Financial Statements.
* The average maturity is shorter than the final maturity shown due to scheduled interim principal payments.
MTN--Medium-Term Note.

-------------------------------------------------------------------
AT JULY 31, 1995, NET ASSETS CONSISTED OF:
-------------------------------------------------------------------
                                                Amount         Per
                                                 (000)       Share
                                            ----------       ------
  Paid in Capital                           $2,878,475       $8.47
  Undistributed Net
    Investment Income                               --          --
  Accumulated Net
    Realized Losses                             (7,312)       (.02)
  Unrealized Appreciation of
    Investments--Note F                        127,957         .37
-------------------------------------------------------------------
NET ASSETS                                  $2,999,120       $8.82
-------------------------------------------------------------------

                                                  Face      Market
HIGH YIELD                          Rating      Amount       Value
CORPORATE PORTFOLIO              (Moody's)       (000)      (000)+
-------------------------------------------------------------------
CORPORATE BONDS (84.9%)
-------------------------------------------------------------------
AEROSPACE & DEFENSE (.8%)
  K & F Industries
    13.75%, 8/1/01                      B2   $  19,000 $    19,760
                                                       ------------
-------------------------------------------------------------------
BASIC INDUSTRIES (9.7%)
  American Standard, Inc.
    9.875%, 6/1/01                      B1      20,000      20,800
    11.375%, 5/15/04                   Ba3      20,000      22,000
  Cincinnati Milacron
    8.375%, 3/15/04                    Ba2      11,500      11,500
  Coltec Industries
    10.25%, 4/1/02                      B1      19,000      19,760
  Congoleum
    9.00%, 2/1/01                       B1       6,000       5,880
  Dominion Textile (USA), Inc.
    8.875%, 11/1/03                    Ba3      15,000      14,775
  Envirosource Inc.
    9.75%, 6/15/03                      B3      12,000      10,920
  Essex Group
    10.00%, 5/1/03                      B1      17,000      16,660
  EXIDE Corp.
    10.75%, 12/15/02                    B1      15,000      15,937
  JPS Automotive Products
    11.125%, 6/15/01                    B2       8,000       7,920
  Koppers Industries, Inc.
    8.50%, 2/1/04                       B1       9,000       8,640
  Lear Siegler Seating Corp.
    8.25%, 2/1/02                       B2      13,000      12,285
    11.25%, 7/15/00                     B2      10,730      11,213
  Mark IV Industries
    8.75%, 4/1/03                      Ba3       9,500       9,785
  Schuller International Group
    10.875%, 12/15/04                  Ba3      29,000      31,683
  Specialty Equipment
    11.375%, 12/1/03                    B3       6,000       6,240
  UCAR Global Enterprises
    12.00%, 1/15/05                     B2      10,000      11,000
  Westinghouse Air Brake
    9.375%, 6/15/05                    Ba3       4,150       4,254
  Wolverine Tube, Inc.
    10.125%, 9/1/02                    Ba3       9,000       9,585
                                                       ------------
        GROUP TOTAL                                        250,837
                                                       ------------
-------------------------------------------------------------------
CABLE (5.9%)
  Cablevision Systems
    9.875%, 2/15/13                     B3      15,000      16,350
  Comcast Corp.
    9.375%, 5/15/05                     B1      20,000      20,275
    9.50%, 1/15/08                      B1      18,750      18,844
    10.625%, 7/15/12                    B1      27,000      29,565
  Continental Cablevision Co.
    9.00%, 9/1/08                      Ba2      30,000      31,350
    11.00%, 6/1/07                      B1      15,000      16,612
  Rogers Cablesystem
    9.625%, 8/1/02                     Ba3      12,000      12,360
    10.125%, 9/1/12                    Ba3       5,000       5,163
  Storer Communications, Inc.
    10.00%, 5/15/03                     B1       2,803       2,803
                                                       ------------
        GROUP TOTAL                                        153,322
                                                       ------------
-------------------------------------------------------------------
CHEMICALS (6.2%)
  Agricultural Mineral & Chemical
    10.75%, 9/30/03                    Ba3      15,000      15,937
  Arcadian Partner
    10.75%, 5/1/05                      B2      30,000      31,500
  Borden Chemical
    9.50%, 5/1/05                      Ba2      20,000      20,475
  General Chemical
    9.25%, 8/15/03                      B2      10,000       9,800
  Huntsman Corp.
    10.625%, 4/15/01                    B1      20,000      21,300
    11.00%, 4/15/04                     B1      23,500      25,850
  Sherritt Gordon
    10.50%, 3/31/14                     B1       9,000       9,203
  UCC Investors Holdings
    11.00%, 5/1/03                      B3      27,000      27,540
                                                       ------------
         GROUP TOTAL                                       161,605
                                                       ------------
-------------------------------------------------------------------
COMPUTERS & ELECTRONIC
  EQUIPMENT (.5%)
  Digital Equipment Corp.
    7.125%, 10/15/02                   Ba1      15,000      14,154
                                                       ------------
-------------------------------------------------------------------
CONSUMER GOODS & SERVICES (7.7%)
  Cott Corp.
    9.375%, 7/1/05                     Ba3      10,000       9,975
  Dr. Pepper Bottling Co.
    10.25%, 2/15/00                     B3       5,650       5,876
  Kinder Care Learning Centers
    10.375%, 6/1/01                    Ba3      10,000      10,250
  Owens-Illinois Inc.
    10.00%, 8/1/02                      B2      22,000      22,660
    10.25%, 4/1/99                      B2      23,000      23,632
    11.00%, 12/1/03                    Ba3      30,000      33,075
  Playtex Family Products
    9.00%, 12/15/03                     B2      20,000      19,000
  Sweetheart Cup
    9.625%, 9/1/00                     Ba3      19,000      18,810
    10.50%, 9/1/03                      B2      11,000      10,890
  Westpoint Stevens
    8.75%, 12/15/01                     B1      25,000      24,875
    9.375%, 12/15/05                    B3      20,000      19,700
                                                       ------------
        GROUP TOTAL                                        198,743
                                                       ------------
-------------------------------------------------------------------

                                                  Face      Market
                                    Rating      Amount       Value
                                 (Moody's)       (000)      (000)+
-------------------------------------------------------------------
ENERGY & RELATED GOODS
  & SERVICES (1.8%)
  Energy Ventures Inc.
    10.25%, 3/15/04                     B1  $    2,875 $     2,918
  Maxus Energy Corp.
    9.375%, 11/1/03                     B1      15,000      14,100
  Noble Drilling
    9.25%, 10/1/03                     Ba3      10,000      10,200
  Santa Fe Energy Resources
    11.00%, 5/15/04                     B2      10,000      10,800
  Seagull Energy Corp.
    8.625%, 8/1/05                      B1      10,000       9,300
                                                       ------------
        GROUP TOTAL                                         47,318
                                                       ------------
-------------------------------------------------------------------
FINANCE (2.9%)
  American Reinsurance
    10.875%, 9/15/04                  Baa2      10,000      11,057
  Anchor Bancorp Inc.
    8.938%, 7/9/03                     Ba3      10,000       9,800
  Coast Federal Bank
    13.00%, 12/31/02                   Ba2       5,700       6,413
  Coast Savings Financial, Inc.
    10.00%, 3/1/00                     Ba2       5,000       5,088
  Dime Bancorp Inc.
    10.50%, 11/15/05                   Ba3      10,000      10,850
  First Federal Financial
    11.75%, 10/1/04                     B2       5,000       4,962
  Imperial Credit Industries
    9.75%, 1/15/04                      B1       7,500       6,187
  Riggs National Corp.
    8.50%, 2/1/06                      Ba3      10,000      10,100
  Western Financial Savings
    8.50%, 7/1/03                      Ba3      10,000       9,900
                                                       ------------
       GROUP TOTAL                                          74,357
                                                       ------------
-------------------------------------------------------------------
FOOD & LODGING (2.9%)
  ARA Group, Inc.
    8.50%, 6/1/03                      Ba3      10,000      10,200
  ARA Services, Inc.
    10.625%, 8/1/00                    Ba1      10,000      11,100
  John Q. Hammons Hotel
    8.875%, 2/15/04                     B1      10,000       9,550
  La Quinta Inns
    9.25%, 5/15/03                     Ba3      12,000      12,450
  Purina Mills
    10.25%, 9/1/03                      B2      20,000      20,550
  Red Roof Inns
    9.625%, 12/15/03                    B3      12,000      11,520
                                                       ------------
        GROUP TOTAL                                         75,370
                                                       ------------
-------------------------------------------------------------------
GROCERY STORES (3.1%)
  Big V Supermarkets
    11.00%, 2/15/04                     B3       8,000       6,600
  Kroger Co.
    8.50%, 6/15/03                     Ba1      15,000      15,487
    9.75%, 2/15/04                     Ba3      10,000      10,700
  Penn Traffic Co.
    10.25%, 2/15/02                    Ba3       8,150       8,150
  Safeway, Inc.
    9.65%, 1/15/04                     Ba2      15,000      16,500
    10.00%, 12/1/01                    Ba2      10,000      11,000
  Star Markets Co.
    13.00%, 11/1/04                     B3      11,000      11,110
                                                       ------------
        GROUP TOTAL                                         79,547
                                                       ------------
-------------------------------------------------------------------
HEALTH CARE (5.8%)
  Abbey Healthcare
    9.50%, 11/1/02                      B1       8,000       8,320
  Community Health Systems
    10.25%, 11/30/03                    B2       3,825       4,074
  Hillhaven Corp.
    10.125%, 9/1/01                     B2      10,000      10,450
  Manor Care, Inc.
    9.50%, 11/15/02                    Ba2       8,000       8,600
  OrNda Healthcorp
    11.375%, 8/15/04                    B2      12,000      13,200
    12.25%, 5/15/02                     B2      18,000      19,890
  Tenet Healthcare Corp.
    10.125%, 3/1/05                    Ba3      80,000      84,800
                                                       ------------
         GROUP TOTAL                                       149,334
                                                       ------------
-------------------------------------------------------------------
HOME BUILDING & REAL ESTATE (1.2%)
  Triangle Pacific Corp.
    10.50%, 8/1/03                      B2      12,500      12,812
  Del E. Webb & Co.
    9.00%, 2/15/06                      B2      10,000       9,100
    10.875%, 3/31/00                   Ba3      10,000      10,400
                                                       ------------
         GROUP TOTAL                                        32,312
                                                       ------------
-------------------------------------------------------------------
MEDIA & COMMUNICATIONS (9.6%)
  Groupe Videotron LTEE
    10.625%, 2/15/05                   Ba3       5,000       5,325
  Heritage Media Services
    11.00%, 6/15/02                    Ba3       8,750       9,472
  Infinity Broadcasting
    10.375%, 3/15/02                   Ba3      15,000      15,975
  News America Holdings
    10.125%, 10/15/12                  Ba1      10,000      11,441
  Paging Network
    8.875%, 2/1/06                      B2      19,000      17,907
    10.125%, 8/1/07                     B2      10,000      10,138
  Rogers Cantel Mobile
    10.75%, 11/1/01                    Ba3      17,000      17,723
    11.125%, 7/15/02                    B2      20,000      20,950

                                                  Face      Market
                                    Rating      Amount       Value
                                 (Moody's)       (000)      (000)+
-------------------------------------------------------------------
  Time Warner, Inc.
    9.125%, 1/15/13                    Ba1   $  30,000 $    31,076
    9.15%, 2/1/23                      Ba1      35,000      36,035
  Turner Broadcasting System
    7.40%, 2/1/04                      Ba2      25,000      23,168
    8.375%, 7/1/13                     Ba2      30,000      26,919
  World Color Press
    9.125%, 3/15/03                     B1      15,000      14,850
  Young Broadcasting
    11.75%, 11/14/04                    B2       6,000       6,660
                                                       ------------
        GROUP TOTAL                                        247,639
                                                       ------------
-------------------------------------------------------------------
METAL (7.4%)
  AK Steel Holding Corp.
    10.75%, 4/1/04                     Ba3      32,000      34,440
  Acme Metal Inc.
    12.50%, 8/1/02                      B1       6,000       6,060
  Armco Steel
    9.375%, 11/1/00                     B2      12,000      11,820
    11.375%, 10/15/99                   B2      10,000      10,425
  Bethlehem Steel
    10.375%, 9/1/03                     B1      10,500      10,815
  Inland Steel
    12.75%, 12/15/02                   Ba3      13,000      14,528
  Kaiser Aluminum International
    9.875%, 2/15/02                     B1      15,000      15,150
  Magma Copper
    8.70%, 5/15/05                     Ba3      20,000      19,750
    12.00%, 12/15/01                   Ba3      20,000      22,050
  Northwestern Steel & Wire
    9.50%, 6/15/01                      B1      11,500      10,925
  Russel Metals
    10.25%, 6/15/00                     B3       7,000       6,580
  Weirton Steel Corp.
    10.875%, 10/15/99                   B2       8,800       9,020
    11.50%, 3/1/98                      B2       7,000       7,227
  Wheeling-Pittsburgh Corp.
    9.375%, 11/15/03                    B1      15,000      14,100
                                                       ------------
        GROUP TOTAL                                        192,890
                                                       ------------
-------------------------------------------------------------------
PAPER (14.5%)
  Buckeye Cellulose
    10.25%, 5/15/01                     B2       3,100       3,100
  Container Corp. of America
    9.75%, 4/1/03                       B2      47,500      48,687
    10.75%, 5/1/00                      B2         125         133
  Doman Industries, Ltd.
    8.75%, 3/15/04                     Ba3      11,100      10,767
  Domtar Inc.
    11.75%, 3/15/99                    Ba1      13,250      14,442
    12.00%, 4/15/01                    Ba1       8,945      10,287
  Fort Howard Corp.
    8.25%, 2/1/02                       B1      10,000       9,500
    9.00%, 2/1/06                       B2      23,000      21,333
    9.25%, 3/15/01                      B1      49,500      49,500
  Quno Corp.
    9.125%, 5/15/05                    Ba3      15,000      15,150
  Rainy River Forest
    10.75%, 10/15/01                   Ba3      11,000      11,660
  Repap Wisconsin
    9.875%, 5/1/06                      B3      15,000      14,925
  Repap New Brunswick
    9.875%, 7/15/00                    Ba3      10,000      10,300
    10.625%, 4/15/05                    B2      35,000      36,400
  Riverwood International
    11.25%, 6/15/02                     B1       8,000       8,720
  SD Warren Co.
    12.00%, 12/15/04                    B1      22,500      24,975
  Stone Container
    9.875%, 2/1/01                      B1      70,000      70,350
    10.75%, 4/1/02                      B2      14,000      14,350
                                                       ------------
        GROUP TOTAL                                        374,579
                                                       ------------
-------------------------------------------------------------------
TRANSPORTATION (.3%)
  Southern Pacific Railroad
    9.375%, 8/15/05                    Ba3       8,000       8,190
                                                       ------------
-------------------------------------------------------------------
UTILITIES (4.6%)
  Cleveland Electrical Illumination
    9.50%, 5/15/05                     Ba2      25,000      24,436
  First Public Venture Funding
    10.15%, 1/15/16                     B1      20,000      20,325
  Long Island Lighting Co.
    9.00%, 11/1/22                     Ba1      37,500      34,524
  Midland Cogeneration Venture
    11.75%, 7/23/05                     B2      25,000      25,877
  Texas-New Mexico Power
    10.75%, 9/15/03                     B1      13,000      13,910
                                                       ------------
        GROUP TOTAL                                        119,072
                                                       ------------
-------------------------------------------------------------------
TOTAL CORPORATE BONDS
  (Cost $2,149,766)                                      2,199,029
-------------------------------------------------------------------
U.S. GOVERNMENT &
  AGENCY OBLIGATIONS (7.7%)
-------------------------------------------------------------------
U.S. TREASURY NOTES
    4.75%, 9/30/98                              50,000      48,133
    5.50%, 9/30/97                              50,000      49,586
    6.25%, 5/31/00                              50,000      50,102
    6.875%, 10/31/96                            50,000      50,633
-------------------------------------------------------------------
TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS
  (Cost $198,436)                                          198,454
-------------------------------------------------------------------


                                                  Face      Market
                                                Amount       Value
                                                 (000)      (000)+
-------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (6.4%)
-------------------------------------------------------------------
REPURCHASE AGREEMENT
  Collateralized by U.S. Government
    Obligations in a Pooled
    Cash Account 5.86%, 8/1/95
    (Cost $165,514)                           $165,514  $  165,514
-------------------------------------------------------------------
TOTAL INVESTMENTS (99.0%)
  (Cost $2,513,716)                                      2,562,997
-------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (1.0%)
-------------------------------------------------------------------
  Other Assets--Notes C and G                              170,784
  Liabilities--Note G                                     (143,349)
                                                       ------------
                                                            27,435
-------------------------------------------------------------------
NET ASSETS (100%)
-------------------------------------------------------------------
  Applicable to 336,590,440 outstanding
    $.001 par value shares
    (authorized 450,000,000 shares)                     $2,590,432
-------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                    $7.70
===================================================================

+ See Note A to Financial Statements.


-------------------------------------------------------------------
AT JULY 31, 1995, NET ASSETS CONSISTED OF:
-------------------------------------------------------------------
                                                Amount         Per
                                                 (000)       Share
                                            -----------      ------
  Paid in Capital                           $2,658,781       $7.90
  Undistributed Net
    Investment Income                               --          --
  Accumulated Net
    Realized Losses                           (117,630)       (.35)
  Unrealized Appreciation of
    Investments--Note F                         49,281         .15
-------------------------------------------------------------------
NET ASSETS                                  $2,590,432       $7.70
-------------------------------------------------------------------

                                                  Face      Market
INTERMEDIATE-TERM                   Rating      Amount       Value
CORPORATE PORTFOLIO              (Moody's)       (000)      (000)+
-------------------------------------------------------------------
CORPORATE BONDS (66.3%)
-------------------------------------------------------------------
ASSET BACKED SECURITIES (2.2%)
  Prime Credit Card
    Master Trust
    6.75%, 10/31/05                    Aaa    $  2,000  $    2,003
  Standard Credit Card
    Master Trust
    5.50%, 2/7/00                      Aaa       2,000       1,943
    8.25%, 11/7/03                     Aaa       1,800       1,934
                                                       ------------
        GROUP TOTAL                                          5,880
                                                       ------------
-------------------------------------------------------------------
FINANCE--AUTOMOBILE (1.9%)
  Chrysler Financial Corp.
    6.625%, 8/15/00                     A3       1,000         993
    12.75%, 11/1/99                     A3         750         911
  Ford Motor Credit Corp.
    6.75%, 5/15/05                      A1       1,000         972
    7.50%, 1/15/03                      A1       1,000       1,021
    7.75%, 11/15/02                     A1       1,000       1,040
                                                       ------------
        GROUP TOTAL                                          4,937
                                                       ------------
-------------------------------------------------------------------
FINANCE--BANKS (9.6%)
  Banc One Corp.
    9.875%, 3/1/09                      A1       2,600       3,132
  First Interstate Bancorp.
    9.90%, 11/15/01                     A3       1,000       1,141
    10.875%, 4/15/01                    A3       1,000       1,182
  First Union Corp.
    7.50%, 4/15/35                      A3       2,000       2,071
  First USA Bank
    5.75%, 1/15/99                    Baa3       2,000       1,935
  MBNA America
    7.25%, 9/15/02                      A3       1,000       1,004
  Mellon Financial
    6.30%, 6/1/00                       A2       3,000       2,949
  Meridian Bancorp
    6.625%, 2/15/03                   Baa1       3,000       2,898
  NationsBank Corp.
    7.625%, 4/15/05                     A3       3,000       3,090
  Republic New York Corp.
    7.75%, 5/15/09                      A1       1,500       1,565
  Security Pacific Corp.
    11.00%, 3/1/01                      A3       1,000       1,183
  UJB Financial
    8.625%, 12/10/02                  Baa3       3,000       3,245
                                                       ------------
        GROUP TOTAL                                         25,395
                                                       ------------
-------------------------------------------------------------------
FINANCE--CONSUMERS (2.1%)
  Beneficial Corp.
    6.80%, 9/10/99                      A2       1,000       1,002
  Fleet Mortgage Group
    6.50%, 9/15/99                      A3       1,000         990

                                                  Face      Market
                                    Rating      Amount       Value
                                 (Moody's)       (000)      (000)+
-------------------------------------------------------------------
  Norwest Financial, Inc.
    6.875%, 12/15/99                   Aa3    $  1,000  $    1,009
    7.50%, 4/15/05                     Aa3       2,500       2,580
                                                       ------------
        GROUP TOTAL                                          5,581
                                                       ------------
-------------------------------------------------------------------
FINANCE--DIVERSIFIED (2.4%)
  Associates Corp. of North America
    7.54%, 4/14/04                     Aa3       3,000       3,099
    7.875%, 9/30/01                    Aa3       2,000       2,101
  General Electric Capital Corp.
    8.70%, 2/15/03                     Aaa       1,000       1,107
                                                       ------------
        GROUP TOTAL                                          6,307
                                                       ------------
-------------------------------------------------------------------
FINANCE--OTHER (6.7%)
  Bear Sterns Co.
    6.75%, 4/15/03                      A2       2,000       1,926
  Dean Witter Discover & Co.
    6.875%, 3/1/03                      A2       1,000         988
  Goldman Sachs Group
    7.80%, 7/15/02                      A1       1,000       1,031
  Lehman Brothers
    8.75%, 3/15/05                    Baa1       3,000       3,213
  Morgan Stanley Group
    8.875%, 10/15/01                    A1       1,350       1,475
    9.375%, 6/15/01                     A1       1,000       1,115
  PaineWebber Group
    8.875%, 3/15/05                   Baa1       3,000       3,238
  Smith Barney
    6.875%, 6/15/05                     A3       1,000         964
    7.50%, 5/1/02                       A3       3,500       3,584
                                                       ------------
        GROUP TOTAL                                         17,534
                                                       ------------
-------------------------------------------------------------------
INDUSTRIAL (36.7%)
  Amax Inc.
    9.875%, 6/13/01                   Baa2       1,500       1,698
  American Stores
    7.40%, 5/15/05                    Baa3       3,000       3,022
  Anheuser Busch Co.
    6.75%, 6/1/05                       A1       2,000       1,956
    8.75%, 12/1/99                      A1       2,300       2,495
  Apache Corp.
    9.25%, 6/1/02                     Baa3       2,000       2,198
  Applied Materials
    8.00%, 9/1/04                     Baa3       2,000       2,102
  The Boeing Co.
    8.10%, 11/15/06                     A1       2,000       2,169
  Burlington Resources, Inc.
    7.15%, 5/1/99                       A3       1,000       1,015
  CSC Enterprises
    6.80%, 4/15/99                      A3       1,000       1,002
  CSX Corp.
    9.50%, 8/1/00                       A3       1,000       1,111
  Cardinal Health, Inc.
    6.50%, 2/15/04                      A3       1,000         963
  The Coca-Cola Co.
    7.875%, 9/15/98                    Aa3       1,301       1,355
  COMPAQ Computer Corp.
    7.25%, 3/15/04                    Baa2       3,500       3,491
  Crown Cork & Seal
    7.00%, 6/15/99                    Baa1       1,000       1,011
  Cyprus Amax Minerals Co.
    7.375%, 5/15/07                   Baa2       1,750       1,757
  R.R. Donnelley & Sons Co.
    7.96%, 11/8/99                     Aa3       2,000       2,101
  Eastman Chemical Co.
    6.375%, 1/15/04                     A3       1,500       1,442
  Electronic Data
    Systems Corp.
    6.85%, 5/15/00                      A1       2,000       2,013
  Federal Express
    10.125%, 7/15/03                  Baa2       2,000       2,333
  General Motors Corp.
    8.875%, 6/11/01                     A3       1,000       1,092
    9.22%, 7/18/01                      A3       1,000       1,110
    9.625%, 12/1/00                     A3       2,000       2,228
  Hoechst-Celanese
    6.125%, 2/1/04                      A2       2,000       1,885
  International Paper Co.
    9.70%, 3/15/00                      A3       2,000       2,230
  Jet Equipment
    7.63%, 2/15/12*                     A1       3,000       3,003
  Knight-Ridder
    9.875%, 4/15/09                     A1       4,750       5,895
  Eli Lilly & Co.
    8.375%, 12/1/06                    Aa3       2,000       2,206
  Lockheed Corp.
    9.375%, 10/15/99                    A2       1,125       1,236
  McDonnell Douglas
    9.25%, 4/1/02                     Baa3       2,000       2,231
  Mobil Corp.
    7.25%, 3/15/99                     Aa2       2,000       2,048
  J.C. Penney Co., Inc.
    6.00%, 5/1/06                       A1       1,000         914
    9.05%, 3/1/01                       A1       1,240       1,372
  PepsiCo, Inc.
    7.48%, 4/27/02                      A1       2,000       2,033
  Philips Petroleum Co.
    8.00%, 4/12/99                    Baa2       1,000       1,040
    9.00%, 6/1/01                     Baa2       1,000       1,097

                                                  Face      Market
                                    Rating      Amount       Value
                                 (Moody's)       (000)      (000)+
-------------------------------------------------------------------
  Praxair
    6.85%, 6/15/05                      A3    $  1,000  $      981
  Price/Costco
    7.125%, 6/15/05                   Baa1       3,500       3,459
  Rockwell International
    8.375%, 2/15/01                    Aa3       2,361       2,541
  Sears, Roebuck & Co.
    8.52%, 5/13/02                      A2       1,000       1,083
  Southern Pacific
    Transportation Co.
    8.66%, 1/2/06                     Baa1       1,897       2,076
  Tenneco Corp.
    10.00%, 3/15/08                   Baa2       2,000       2,430
  Texaco Capital Corp.
    7.70%, 12/15/99                     A1       1,065       1,109
  Texas Instruments, Inc.
    9.00%, 3/15/01                      A3       1,600       1,756
    9.25%, 6/15/03                      A3       2,000       2,254
  Timken Co.
    7.30%, 8/13/02                      A3       2,500       2,541
  Tosco Corp.
    8.25%, 5/15/03                    Baa3       1,500       1,575
  Union Carbide Corp.
    7.00%, 8/1/99                     Baa2       2,000       2,021
  Union Oil of California
    6.375%, 2/1/04                    Baa2       1,000         952
  Union Pacific Railroad Co.
    6.12%, 2/1/04                      Aa2       2,000       1,884
  Wal-Mart Stores, Inc.
    5.875%, 10/15/05                   Aa1       1,000         924
  Western Atlas, Inc.
    7.875%, 6/15/04                   Baa1       2,000       2,091
                                                       ------------
        GROUP TOTAL                                         96,531
                                                       ------------
-------------------------------------------------------------------
INSURANCE (1.1%)
  The Equitable Cos., Inc.
    6.75%, 12/1/00*                     A2       1,000         993
  Harleysville Group
    6.75%, 11/15/03                   Baa2       1,000         943
  Progressive Corp.
    6.60%, 1/15/04                      A3       1,000         960
                                                       ------------
        GROUP TOTAL                                          2,896
                                                       ------------
-------------------------------------------------------------------
UTILITIES (2.8%)
  BellSouth Telecommunications
    6.50%, 2/1/00                      Aaa       2,000       1,997
  Chesapeake & Potomac
    Telephone Co. (MD)
    6.00%, 5/1/03                      Aa3       2,000       1,892
  GTE North Inc.
    5.50%, 2/15/99                      A1       1,000         968
  MCI Communications Corp.
    7.50%, 8/20/04                      A2       1,500       1,550
  New Jersey Telephone Co.
    5.875%, 2/1/04                     Aaa       1,000         939
                                                       ------------
        GROUP TOTAL                                          7,346
                                                       ------------
-------------------------------------------------------------------
RESERVE--OTHER (.8%)(1)
  Caterpillar Financial Services
    6.387%, 5/9/97                      A2       1,000       1,000
  Ford Motor Credit Corp.
    6.367%, 11/1/97                     A1       1,000         999
                                                       ------------
        GROUP TOTAL                                          1,999
                                                       ------------
-------------------------------------------------------------------
TOTAL CORPORATE BONDS
  (Cost $170,918)                                          174,406
-------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS (13.0%)
-------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSN.
  5.82%, 11/4/03                                 2,900       2,709
  6.80%, 1/10/03                                 9,000       9,083
 (Collateralized Mortgage Obligations)
  6.90%, 12/25/03*                               1,698       1,694
GUARANTEED TRADE TRUST
  (U.S. Government Guaranteed)
  8.17%, 1/15/07*                                4,792       5,101
U.S. TREASURY BOND
  10.375%, 11/15/12                             10,200      13,245
U.S. TREASURY NOTE
  6.375%, 8/15/02                                2,200       2,201
-------------------------------------------------------------------
TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS
  (Cost $32,492)                                            34,033
-------------------------------------------------------------------
FOREIGN BONDS (9.0%)
-------------------------------------------------------------------
  ABN Amro NV
    7.25%, 5/31/05                     Aa2       2,000       2,012
  Australia & New Zealand
    Banking Group Ltd.
    6.25%, 2/1/04                       A2       1,000         940
  Government of Canada
    6.375%, 7/21/05                    Aa2       2,000       1,940
  KFW International Finance
    8.20%, 6/1/06                      Aaa       3,750       4,079
  Noranda, Inc.
    8.125%, 6/15/04                   Baa2       1,510       1,586
    8.625%, 7/15/02                   Baa2       1,000       1,079
  Bank of Nova Scotia
    6.25%, 9/15/08                      A1       1,000         909
  Philips Electronics
    8.375%, 9/15/06                     A3       1,000       1,086
  Province of Saskatchewan
    7.125%, 3/15/08                     A3       2,000       1,994


                                                  Face      Market
                                    Rating      Amount       Value
                                 (Moody's)       (000)      (000)+
-------------------------------------------------------------------
  Republic of Portugal
    5.75%, 10/8/03                      A1    $  2,000   $   1,867
  Swiss Bank Corp.
    6.75%, 7/15/05                     Aa2       4,000       3,929
  Toronto-Dominion Bank
    6.45%, 1/15/09                     Aa3       2,500       2,312
-------------------------------------------------------------------
TOTAL FOREIGN BONDS
  (Cost $22,500)                                            23,733
-------------------------------------------------------------------
TAXABLE MUNICIPAL SECURITIES (3.1%)
-------------------------------------------------------------------
  Contra Costa County
    Pension Obligations
    6.30%, 6/1/02                       A1       1,000         955
  Dade County Aviation Rev.
    8.60%, 10/1/02                     Aaa       2,000       2,166
  Los Angeles County Pension
    Obligation
    8.42%, 6/30/03                      A2       2,000       2,139
  Mississippi Business
    Finance Corp.
    (Guaranteed by
    Kimberly-Clark)
    7.55%, 6/1/04                      Aa2       1,000       1,039
  San Diego County
    Pension Obligation
    5.85%, 8/15/00                   A+(2)       2,000       1,894
-------------------------------------------------------------------
TOTAL TAXABLE MUNICIPAL SECURITIES
  (Cost $7,997)                                              8,193
-------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (9.2%)
-------------------------------------------------------------------
REPURCHASE AGREEMENT
  Collateralized by U.S. Government
    Obligations in a Pooled
    Cash Account 5.86%, 8/1/95
    (Cost $24,262)                              24,262      24,262
-------------------------------------------------------------------
TOTAL INVESTMENTS (100.6%)
  (Cost $258,169)                                          264,627
-------------------------------------------------------------------

                                                            Market
                                                             Value
                                                            (000)+
-------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-.6%)
-------------------------------------------------------------------
  Other Assets--Notes C and G                            $  17,055
  Liabilities--Note G                                      (18,671)
                                                        -----------
                                                            (1,616)
-------------------------------------------------------------------
NET ASSETS (100%)
-------------------------------------------------------------------
  Applicable to 27,121,702 outstanding
    $.001 par value shares
    (authorized 250,000,000 shares)                       $263,011
-------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                    $9.70
===================================================================

 + See Note A to Financial Statements.

(1)Floating Rate Notes.

(2)Rated by Standard & Poor's.

 * The average maturity is shorter than the final maturity shown due to scheduled interim principal payments.


-------------------------------------------------------------------
AT JULY 31, 1995, NET ASSETS CONSISTED OF:
-------------------------------------------------------------------
                                                Amount         Per
                                                 (000)       Share
                                              ---------      ------
Paid in Capital                               $258,600       $9.54
Undistributed Net
  Investment Income                                 --          --
Accumulated Net
  Realized Losses                               (2,212)       (.08)
Unrealized Appreciation
  of Investments--Note F                         6,623         .24
-------------------------------------------------------------------
NET ASSETS                                    $263,011       $9.70
-------------------------------------------------------------------

                                                  Face      Market
INTERMEDIATE-TERM                               Amount       Value
U.S. TREASURY PORTFOLIO                          (000)      (000)+
-------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY
 OBLIGATIONS (91.6%)
-------------------------------------------------------------------
U.S. TREASURY BONDS
  10.375%, 11/15/12                           $218,950 $   284,293
  10.75%, 2/15/03                                4,000       5,024
  10.75%, 5/15/03                                5,100       6,436
  11.625%, 11/15/02                             58,250      75,807
  11.625%, 11/15/04                             27,300      36,944
  11.875%, 11/15/03                             20,700      27,799
U.S. TREASURY NOTES
  4.75%, 9/30/98                                11,000      10,589
  5.125%, 11/30/98                              11,525      11,194
  5.75%, 8/15/03                                12,000      11,488
  5.875%, 3/31/99                               40,000      39,681
  6.25%, 2/15/03                                 2,500       2,477
  6.375%, 8/15/02                              270,200     270,368
  6.875%, 8/31/99                                8,500       8,713
  7.50%, 11/15/01                               13,000      13,802
  8.875%, 2/15/99                               14,000      15,223
AGENCY FOR INTERNATIONAL
  DEVELOPMENT
 (U.S. Government Guaranteed)
  5.25%, 9/15/00                                 5,000       4,733
GOVERNMENT EXPORT TRUST
 (U.S. Government Guaranteed)
  6.00%, 3/15/05*                               20,313      19,733
  7.46%, 12/15/05*                              35,152      36,196
  8.21%, 12/29/06*                              31,015      33,348
GUARANTEED TRADE TRUST
 (U.S. Government Guaranteed)
  7.02%, 9/1/04*                                16,823      17,063
  7.80%, 8/15/06*                               10,313      10,810
  8.17%, 1/15/07*                                8,625       9,182
OVERSEAS PRIVATE INVESTMENT CORP.
 (U.S. Government Guaranteed)
  5.735%, 1/15/02*                              22,800      21,959
  5.94%, 6/20/06*                               20,000      19,231
-------------------------------------------------------------------
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS (Cost $967,969)                              992,093
-------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (6.7%)
-------------------------------------------------------------------
REPURCHASE AGREEMENT
 Collateralized by U.S. Government
  Obligations in a Pooled
  Cash Account 5.86%, 8/1/95
  (Cost $72,774)                                72,774      72,774
-------------------------------------------------------------------
TOTAL INVESTMENTS (98.3%)
 (Cost $1,040,743)                                       1,064,867
-------------------------------------------------------------------

                                                            Market
                                                             Value
                                                            (000)+
-------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (1.7%)
-------------------------------------------------------------------
  Other Assets--Notes C and G                           $  305,558
  Liabilities--Note G                                     (286,669)
                                                        -----------
                                                            18,889
-------------------------------------------------------------------
NET ASSETS (100%)
-------------------------------------------------------------------
  Applicable to 104,266,463 outstanding
    $.001 par value shares
    (authorized 250,000,000 shares)                     $1,083,756
-------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                   $10.39
===================================================================

+See Note A to Financial Statements.

*The average maturity is shorter than the final maturity shown due to scheduled interim principal payments.

-------------------------------------------------------------------
AT JULY 31, 1995, NET ASSETS CONSISTED OF:
-------------------------------------------------------------------
                                                Amount         Per
                                                 (000)       Share
                                            -----------     -------
  Paid in Capital                           $1,099,456      $10.54
  Undistributed Net
    Investment Income                               --          --
  Accumulated Net
    Realized Losses                            (40,436)       (.39)
  Unrealized Appreciation
    of Investments--Note F                      24,736         .24
-------------------------------------------------------------------
NET ASSETS                                  $1,083,756      $10.39
-------------------------------------------------------------------

                                                  Face      Market
SHORT-TERM                                      Amount       Value
FEDERAL PORTFOLIO                                (000)      (000)+
-------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS (96.0%)
-------------------------------------------------------------------
AGENCY FOR INTERNATIONAL
  DEVELOPMENT (ISRAEL)
 (U.S. Government Guaranteed)
  7.75%, 4/1/98*                               $17,585 $    17,939
FEDERAL HOME LOAN BANK
  5.00%, 10/20/00                               31,000      29,233
  5.215%, 7/8/98                                 4,750       4,614
  5.43%, 2/25/99                                10,000       9,738
  5.862%, 7/25/00(1)                            25,000      24,725
  5.87%, 8/7/95*(1)                             25,000      25,000
  6.00%, 5/16/97                                25,000      24,988
  6.25%, 4/21/99                                25,000      25,000
  6.37%, 6/30/97                                12,000      12,069
  7.64%, 9/21/98                                19,900      20,689
  8.25%, 5/27/96                                 5,000       5,091
FEDERAL HOME LOAN MORTGAGE CORP.
  6.40%, 8/1/00                                 15,000      15,033
  6.83%, 9/29/97                                27,000      27,431
  6.905%, 4/13/98                               25,000      25,442
  7.00%, 8/3/99                                  5,100       5,100
  7.75%, 1/27/97                                23,500      24,097
 (Collateralized Mortgage Obligations)
  6.00%, 9/10/00                                12,832      12,583
  6.00%, 9/1/98*                                17,666      17,500
  6.50%, 10/1/97*                               11,131      11,137
  6.50%, 3/12/00*                               28,458      28,138
FEDERAL NATIONAL MORTGAGE ASSN.
  3.00%, 7/13/98                                82,150      81,821
  4.94%, 10/30/98                               20,000      19,188
  5.10%, 4/28/98                                 6,000       5,824
  5.23%, 11/25/98                               45,735      44,416
  5.33%, 6/26/98                                17,535      17,107
  5.82%, 11/4/03                                11,000      10,276
  6.52%, 9/8/97                                  7,500       7,573
  6.80%, 1/10/03                                16,075      16,223
  6.84%, 10/3/97                                23,500      23,836
  7.09%, 10/14/97                               49,450      50,497
  7.23%, 9/15/99                                15,000      15,473
  7.60%, 1/10/97                                 9,000       9,197
  7.80%, 6/10/02                                18,200      18,581
  8.15%, 8/12/96                                15,000      15,328
  8.15%, 5/11/98                                25,000      26,274
  8.45%, 7/12/99                                17,845      19,133
  8.50%, 6/10/96                                25,000      25,535
  8.50%, 2/1/05                                 17,000      18,084
  8.632%, 1/1/96                                26,500      26,760
  8.65%, 2/10/98                                 6,000       6,346
  8.80%, 7/25/97                                25,000      26,250
  11.50%, 11/1/99                               46,000      54,680
 (Collateralized Mortgage Obligations)
  0.00%, 12/25/15*                                 754         707
  5.50%, 9/25/00*                               26,963      26,331
  6.90%, 12/25/03*                               5,672       5,658
  7.00%, 3/25/18*                                1,544       1,539
  7.50%, 3/25/05*                                9,909       9,916
  8.00%, 7/25/18*                                1,640       1,634
U.S. TREASURY NOTES
  4.75%, 9/30/98                                31,000      29,842
  5.125%, 11/30/98                              20,000      19,425
  5.875%, 3/31/99                                8,000       7,936
  6.75%, 5/31/99                                 6,000       6,123
  6.875%, 8/31/99                               10,000      10,250
  7.375%, 11/15/97                              10,000      10,294
  7.875%, 7/31/96                                3,100       3,163
BANAMEX EXPORT FUNDING CORP.
 (U.S. Government Guaranteed)
  4.91%, 10/15/98*                              25,683      25,077
  6.46%, 4/15/99*                               19,440      19,446
BANCO NATIONAL DE
  COMMERCIO EXTERIOR
 (U.S. Government Guaranteed)
  5.10%, 4/15/98*                                6,906       6,797
  5.295%, 10/15/97*                             13,275      13,132
  5.48%, 10/15/97*                               5,250       5,205
  5.95%, 4/15/97*                                6,800       6,785
  6.82%, 4/15/99*                                4,468       4,509
  8.038%, 1/15/00*                              13,500      13,954
BANK LEUMI LE-ISRAEL
 (U.S. Export Finance--
  U.S. Government Guaranteed)
  8.375%, 2/10/96*                                 551         554
GOVERNMENT EXPORT TRUST
 (U.S. Government Guaranteed)
  4.61%, 9/1/98*                                16,800      16,404
  4.85%, 11/1/97*                               17,500      17,224
  5.41%, 3/1/99*                                 7,090       6,982
  5.69%, 2/1/98*                                19,571      19,454
  5.79%, 1/1/97*                                 5,044       5,036
GUARANTEED EXPORT CERTIFICATES
 (U.S. Government Guaranteed)
  4.43%, 6/15/98*                               20,840      20,381
  4.743%, 9/15/98*                               2,629       2,570
  4.813%, 12/15/98*                             13,961      13,694
  6.61%, 9/15/99*                               21,774      21,900
GUARANTEED TRADE TRUST
 (U.S. Government Guaranteed)
  4.86%, 4/1/98*                                 6,000       5,898
OVERSEAS PRIVATE INVESTMENT CORP.
 (U.S. Government Guaranteed)
  7.815%, 11/15/01*                              8,125       8,410
  8.75%, 11/15/01*                              12,188      12,945
  8.89%, 11/1/95*                                1,875       1,888

                                                  Face      Market
                                                Amount       Value
                                                 (000)      (000)+
-------------------------------------------------------------------
PRIVATE EXPORT FUNDING CORP.
 (U.S. Government Guaranteed)
  5.75%, 4/30/98                              $  9,800  $    9,687
  7.125%, 10/31/96                              10,000      10,131
  8.95%, 10/31/97                                7,575       8,011
  9.45%, 12/31/99                               33,580      37,396
U.S. EXIM TRUST
 (U.S. Government Guaranteed)
  5.20%, 8/25/97*                               18,000      17,820
U.S. GOVERNMENT TRUST CERTIFICATES
 (U.S. Government Guaranteed)
  7.45%, 9/25/96*                                3,693       3,718
  7.50%, 8/15/00*                               13,501      13,842
  8.00%, 5/15/98*                               16,551      16,952
  8.55%, 11/15/97*                              21,431      21,945
  9.25%, 11/15/96*                               4,361       4,449
  9.40%, 11/15/96*                               2,172       2,228
-------------------------------------------------------------------
TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS
  (Cost $1,419,896)                                      1,431,191
-------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (3.8%)
-------------------------------------------------------------------
REPURCHASE AGREEMENT
  Collateralized by U.S. Government
    Obligations in a Pooled
    Cash Account 5.86%, 8/1/95
    (Cost $56,957)                              56,957      56,957
-------------------------------------------------------------------
TOTAL INVESTMENTS (99.8%)
  (Cost $1,476,853)                                      1,488,148
-------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (.2%)
-------------------------------------------------------------------
  Other Assets--Notes C and G                               23,344
  Liabilities--Note G                                      (19,830)
                                                        -----------
                                                             3,514
-------------------------------------------------------------------
NET ASSETS (100%)
-------------------------------------------------------------------
  Applicable to 147,826,378 outstanding
    $.001 par value shares
    (authorized 300,000,000 shares)                     $1,491,662
-------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                   $10.09
===================================================================

 + See Note A to Financial Statements.

(1)Floating Rate Note.

 * The average maturity is shorter than the final maturity shown due to scheduled interim principal payments.


-------------------------------------------------------------------
AT JULY 31, 1995, NET ASSETS CONSISTED OF:
-------------------------------------------------------------------
                                                Amount         Per
                                                 (000)       Share
                                            -----------     -------
Paid in Capital                             $1,519,453      $10.28
Undistributed Net
  Investment Income                                 --          --
Accumulated Net
  Realized Losses                              (39,086)       (.27)
Unrealized Appreciation
  of Investments--Note F                        11,295         .08
-------------------------------------------------------------------
NET ASSETS                                  $1,491,662      $10.09
-------------------------------------------------------------------

                                                  Face      Market
SHORT-TERM                                      Amount       Value
U.S. TREASURY PORTFOLIO                          (000)      (000)+
-------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS (96.4%)
-------------------------------------------------------------------
U.S. TREASURY NOTES
  4.375%, 11/15/96                           $  26,000   $  25,557
  5.125%, 6/30/98                               75,500      73,684
  5.25%, 7/31/98                               104,000     101,854
  5.50%, 4/30/96                                18,900      18,867
  5.875%, 5/31/96                              162,300     162,453
  6.125%, 7/31/96                               69,000      69,248
  6.75%, 6/30/99                                95,000      96,945
  6.875%, 8/31/99                                7,000       7,175
  7.375%, 5/15/96                               14,000      14,171
  7.50%, 2/29/96                                18,500      18,682
  7.75%, 11/30/99                               61,000      64,574
  7.75%, 12/31/99                               57,000      60,402
  8.50%, 5/15/97                                 2,000       2,088
  8.75%, 10/15/97                                5,000       5,285
BANAMEX EXPORT FUNDING
 (U.S. Government Guaranteed)
  4.91%, 10/15/98*                               4,200       4,101
BANCO NATIONAL DE
 COMMERCIO EXTERIOR
 (U.S. Government Guaranteed)
  4.62%, 10/15/98*                              14,000      13,621
  5.95%, 4/15/97*                                4,320       4,310
  6.475%, 5/15/00*                              13,000      13,033
  6.82%, 4/15/99*                                5,714       5,766
  8.038%, 1/15/00*                              13,500      13,954
GOVERNMENT EXPORT TRUST
 (U.S. Government Guaranteed)
  4.85%, 11/1/97*                                6,000       5,905
  5.69%, 2/1/98*                                 7,200       7,157
  5.79%, 1/1/97*                                 1,500       1,497
  7.75%, 1/1/00*                                11,999      12,326
GOVERNMENT TRUST
 CERTIFICATE (ISRAEL)
 (U.S. Government Guaranteed)
  8.55%, 11/15/97*                               1,739       1,781
GUARANTEED EXPORT CERTIFICATES
 (U.S. Government Guaranteed)
  4.743%, 9/15/98*                              18,200      17,789
GUARANTEED TRADE TRUST
 (U.S. Government Guaranteed)
  4.77%, 11/1/97*                                3,350       3,303
PRIVATE EXPORT FUNDING CORP.
 (U.S. Government Guaranteed)
  5.65%, 3/15/03*                                6,720       6,545
SMALL BUSINESS ADMINISTRATION
 (U.S. Government Guaranteed)
  6.95%, 6/1/97                                  6,000       6,059
-------------------------------------------------------------------
TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS
  (Cost $825,135)                                          838,132
-------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (3.2%)
-------------------------------------------------------------------
REPURCHASE AGREEMENT
  Collateralized by U.S. Government
    Obligations in a Pooled
    Cash Account 5.86%, 8/1/95
    (Cost $27,788)                              27,788      27,788
-------------------------------------------------------------------
TOTAL INVESTMENTS (99.6%)
  (Cost $852,923)                                          865,920
-------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (.4%)
-------------------------------------------------------------------
  Other Assets--Note C                                       8,010
  Liabilities                                               (4,138)
                                                         ----------
                                                             3,872
-------------------------------------------------------------------
NET ASSETS (100%)
-------------------------------------------------------------------
  Applicable to 85,426,822 outstanding
    $.001 par value shares
    (authorized 250,000,000 shares)                       $869,792
-------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                   $10.18
===================================================================

+See Note A to Financial Statements.

*The average maturity is shorter than the final maturity shown due to scheduled interim principal payments.


-------------------------------------------------------------------
AT JULY 31, 1995, NET ASSETS CONSISTED OF:
-------------------------------------------------------------------
                                                Amount         Per
                                                 (000)       Share
                                              ---------     -------
  Paid in Capital                             $873,338      $10.22
  Undistributed Net
    Investment Income                               --          --
  Accumulated Net
    Realized Losses                            (16,543)       (.19)
  Unrealized Appreciation
    of Investments--Note F                      12,997         .15
-------------------------------------------------------------------
NET ASSETS                                    $869,792      $10.18
-------------------------------------------------------------------

                                                  Face      Market
SHORT-TERM                          Rating      Amount       Value
CORPORATE PORTFOLIO              (Moody's)       (000)      (000)+
-------------------------------------------------------------------
CORPORATE BONDS (81.0%)
-------------------------------------------------------------------
ASSET BACKED SECURITIES (11.8%)
  Bank One Credit Card
    Master Trust
    7.55%, 12/15/99                    Aaa   $  53,255  $   54,753
  Carco Auto Loan Master Trust
    7.875%, 7/15/99                    Aaa      57,000      58,710
  Discover Card Master Trust
    6.55%, 2/18/03                     Aaa      15,000      14,986
    6.70%, 2/16/00                     Aaa       5,000       5,041
  First Chicago Master Trust
    6.25%, 8/15/99                     Aaa      10,500      10,487
  First Deposit Credit Card Trust
    6.80%, 10/15/99                    Aaa       5,696       5,652
  Household Credit Card
    Master Trust
    7.00%, 12/15/99                    Aaa      79,775      80,971
  MBNA Credit Card Master Trust
    6.05%, 11/15/02                    Aaa      25,000      24,562
    6.20%, 8/15/99                     Aaa      10,000       9,978
  NationsBank Credit Card
    Master Trust
    4.75%, 9/15/98                     Aaa      42,500      41,796
  Prime Credit Card Master Trust
    6.75%, 10/31/05                    Aaa       8,000       8,010
  Rochester Community
    Savings Banks
    6.70%, 4/15/97                     Aaa       2,605       2,609
  Series 1991 A Mortgage Trust
   (Prudential Support Agreement)
    7.20%, 12/15/02                    Aa2       4,399       4,407
  Standard Credit Card
    Master Trust
    6.75%, 6/7/98                      Aaa      21,000      21,210
    7.875%, 11/7/98                    Aaa      16,100      16,774
    8.50%, 8/7/97                      Aaa      45,000      45,886
                                                        -----------
        GROUP TOTAL                                        405,832
                                                        -----------
-------------------------------------------------------------------
FINANCE--AUTOMOBILE (6.3%)
  Chrysler Financial Corp.
    7.81%, 2/23/98                      A3      15,000      15,421
    8.44%, 12/28/98                     A3      25,000      26,305
    10.34%, 5/15/96                     A3      16,634      17,131
    12.75%, 11/1/99                     A3       9,250      11,239
  Ford Motor Credit Corp.
    5.37%, 9/8/98                       A1      14,475      13,947
    5.83%, 6/29/98                      A1      25,000      24,441
    6.367%, 11/1/97(1)                  A1      30,000      29,978
    7.90%, 5/17/99                      A1       5,000       5,210
    7.95%, 5/17/99                      A1       5,000       5,218
    9.10%, 7/18/96                      A1       5,000       5,146
  General Motors
    Acceptance Corp.
    6.00%, 12/30/98                     A3       5,000       4,898
    6.437%, 5/6/96(1)                   A3      30,000      29,963
    8.40%, 10/15/99                     A3       5,000       5,292
    8.50%, 12/21/98                     A3      20,000      21,003
                                                        -----------
        GROUP TOTAL                                        215,192
                                                        -----------
-------------------------------------------------------------------
FINANCE--BANKS (6.2%)
  Capital One Bank
    6.36%, 6/29/98                    Baa3       5,000       4,956
    8.625%, 1/15/97                   Baa3      11,000      11,325
  First Fidelity Bancorp
    9.625%, 8/15/99                     A3      21,500      23,725
  First Interstate Bancorp.
    9.90%, 11/15/01                     A3       9,000      10,265
    10.50%, 3/1/96                      A2       5,000       5,118
  First USA Bank
    5.75%, 1/15/99                    Baa3      21,375      20,682
  Manufacturers Hanover Corp.
    8.50%, 2/15/99                      A3       9,272       9,786
  Mellon Financial Corp.
    6.30%, 6/1/00                       A2       5,000       4,915
  Meridian Bancorp
    6.625%, 6/15/00                     A3       5,000       4,952
  Norwest Corp.
    6.75%, 5/12/00                     Aa3      15,000      15,112
  PNC Funding Corp.
    4.25%, 1/10/96                      A2      10,900      10,827
  Provident Bank of Ohio
    5.00%, 6/15/96                      A3      15,000      14,856
  Security Pacific Corp.
    9.75%, 5/15/99                      A3       5,000       5,443
  United Jersey Bank
    8.625%, 12/10/02                  Baa3      10,725      11,601
  Wachovia Bank
    4.47%, 8/26/96                     Aa2      20,000      19,716
    4.60%, 11/15/96                    Aa2      21,000      20,638
    5.35%, 11/13/98                    Aa2      20,000      19,378
                                                        -----------
        GROUP TOTAL                                        213,295
                                                        -----------
-------------------------------------------------------------------
FINANCE--CONSUMERS (2.1%)
  Advanta Corp.
    5.125%, 11/15/96                  Baa3      15,000      14,746
    6.84%, 9/23/96                    Baa3      15,000      15,076
  Commercial Credit Corp.
    6.70%, 8/1/99                       A1       5,000       5,003
  Countrywide Funding
    6.11%, 8/5/96                       A3       5,000       4,997
    7.85%, 3/3/97                       A3       9,800      10,006

                                                  Face      Market
                                    Rating      Amount       Value
                                 (Moody's)       (000)      (000)+
-------------------------------------------------------------------
  Fleet Mortgage Group
    6.08%, 11/24/95                     A3   $  21,800 $    21,810
                                                       ------------
        GROUP TOTAL                                         71,638
                                                       ------------
-------------------------------------------------------------------
FINANCE--DIVERSIFIED (8.4%)
  Associates Corp.
    7.55%, 9/1/99                      Aa3      10,000      10,305
    8.25%, 12/1/99                     Aa3      25,000      26,464
    8.37%, 12/21/99                    Aa3      19,000      20,183
    8.40%, 11/29/99                    Aa3      10,000      10,666
    8.625%, 6/15/97                    Aa3       6,000       6,244
  CIT Group Holdings
    6.00%, 2/15/97*                    Aa3      35,525      35,451
  Caterpillar Financial Services
    4.44%, 10/22/03                     A2       6,500       6,372
    6.387%, 5/9/97(1)                   A2      21,000      20,990
  General Electric
    Capital Corp.
    4.70%, 11/19/96                    Aaa      38,000      37,381
    4.84%, 2/10/97                     Aaa      10,000       9,813
    6.20%, 3/15/97*                    Aaa      41,413      41,473
    7.625%, 7/30/96                    Aaa       5,000       5,078
    8.10%, 1/26/99                     Aaa       5,000       5,250
  Sears Roebuck Acceptance Corp.
    6.17%, 1/29/99                      A2      35,000      34,562
  U.S. West Financial Services
    8.45%, 4/24/96                      A2      18,500      18,802
                                                       ------------
        GROUP TOTAL                                        289,034
                                                       ------------
-------------------------------------------------------------------
FINANCE--INSURANCE (.3%)
  The Equitable Cos., Inc.
    6.75%, 4/26/99                      A2      11,500      11,417
                                                       ------------
-------------------------------------------------------------------
FINANCE--OTHER (9.9%)
  Bear Sterns Co.
    7.625%, 9/15/99                     A2      10,000      10,283
    7.625%, 4/15/00                     A2      33,900      34,857
  Dean Witter Discover & Co.
    5.00%, 4/1/96                       A2      23,750      23,577
    6.00%, 3/1/98                       A2      11,000      10,881
  Goldman Sachs Group
    6.10%, 4/15/98                      A1      30,000      29,553
    6.587%, 1/25/99(1)                  A1      14,000      13,990
    6.875%, 9/15/99                     A1      16,175      16,119
  Lehman Brothers Holdings
    5.75%, 2/15/98                    Baa1       5,000       4,861
    7.375%, 5/15/07                   Baa1      28,000      28,227
    7.46%, 9/6/96                     Baa1      20,000      20,223
    8.375%, 2/15/99                   Baa1       5,000       5,190
  Morgan Stanley Group
    6.93%, 8/15/96                      A1      20,000      20,106
    7.32%, 1/15/97                      A1      11,500      11,665
    8.875%, 10/15/01                    A1      10,500      11,472
  PaineWebber Group
    6.73%, 1/26/04                    Baa1      10,000       9,265
    7.16%, 6/15/99                    Baa1      25,000      24,955
    8.25%, 5/1/02                     Baa1       5,000       5,191
  Pitney Bowes Credit Corp.
    7.43%, 4/15/97                     Aa3      14,000      14,279
  Smith Barney Holdings
    5.375%, 6/1/96                      A3      19,000      18,867
    5.50%, 1/15/99                      A3       5,000       4,805
    7.00%, 5/15/00                      A3      13,500      13,548
    7.98%, 3/1/00                       A3       7,500       7,805
                                                       ------------
        GROUP TOTAL                                        339,719
                                                       ------------
-------------------------------------------------------------------
INDUSTRIAL (31.0%)
  Air Products & Chemicals
    4.66%, 8/26/96                      A1       5,000       4,927
  Amax, Inc.
    9.875%, 6/13/01                   Baa2      27,500      31,128
  Burlington Resources, Inc.
    7.15%, 5/1/99                       A3      22,500      22,837
  CBI Industries
    7.53%, 8/26/99                    Baa2      15,000      15,376
  CSC Enterprises
    6.80%, 4/15/99                      A3      21,500      21,551
  CSX Corp.
    9.04%, 2/28/97                      A3       8,500       8,844
  The Coca-Cola Co.
    7.875%, 9/15/98                    Aa3      18,000      18,754
  Compaq Computer Corp.
    6.50%, 3/15/99                    Baa2      40,600      40,366
  Crown Cork & Seal
    7.00%, 6/15/99                    Baa1      30,900      31,235
  Cyprus Minerals
    10.125%, 4/1/02                   Baa2       7,500       8,696
  R.R. Donnelley & Sons Co.
    7.27%, 10/1/97                     Aa3      15,000      15,308
    7.96%, 11/8/99                     Aa3      40,000      42,028
  Electronic Data Systems Corp.
    6.85%, 5/15/00                      A1      13,000      13,085
  Federal Express Co.
    10.00%, 9/1/98                    Baa2      21,050      22,961
    10.00%, 4/15/99                   Baa2       6,255       6,895
  Gannett Co.
    5.25%, 3/1/98                      Aa3      40,000      38,938
  General Electric Co.
    7.875%, 9/15/98                    Aaa      15,000      15,643
  General Motors Corp.
    9.625%, 12/1/00                     A3      17,990      20,040
  W.R. Grace & Co.
    6.50%, 12/1/95                    Baa3      34,400      34,406
  Hertz Corp.
    8.30%, 2/2/98                       A3      10,000      10,426

                                                  Face      Market
                                    Rating      Amount       Value
                                 (Moody's)       (000)      (000)+
-------------------------------------------------------------------
  International Paper Co.
    7.40%, 3/4/97                       A3   $  10,000 $    10,174
    9.50%, 5/30/97                      A3       5,000       5,269
  Kellogg Co.
    5.90%, 7/15/97                     Aaa      30,565      30,419
  Lockheed Corp.
    5.65%, 4/1/97                       A2      30,000      29,692
  McDonnell Douglas Corp.
    8.10%, 1/27/97                    Baa3      10,000      10,220
    8.11%, 1/30/97                    Baa3      10,000      10,242
    8.625%, 4/1/97                    Baa3      17,500      18,102
  Minnesota Mining &
    Manufacturing Co.
    6.25%, 3/29/99                     Aaa      15,000      14,941
  Mobil Oil Corp.
    9.17%, 2/29/00                     Aa2      70,068      74,601
  J.C. Penney Co., Inc.
    6.875%, 6/15/99                     A1       5,000       5,047
  PepsiCo, Inc.
    5.00%, 2/24/97                      A1      32,000      31,437
    7.48%, 4/27/02                      A1      28,000      28,458
  Phillips Petroleum Co.
    7.66%, 4/9/97                     Baa2       5,000       5,106
    8.00%, 4/12/99                    Baa2       4,000       4,160
  Rockwell International
    7.625%, 2/17/98                    Aa3      55,000      56,652
    8.875%, 9/15/99                    Aa3      23,210      25,123
  Sears, Roebuck & Co.
    5.25%, 2/24/97                      A2      10,000       9,846
    9.12%, 1/10/97                      A2       5,000       5,194
    9.25%, 4/15/98                      A2      13,100      13,967
  Southern Pacific
    Transportation Co.
    6.92%, 7/2/96                     Baa1       6,714       6,738
    7.21%, 1/2/98                     Baa1       6,687       6,730
    7.61%, 7/2/98                     Baa1       7,470       7,656
  Tenneco, Inc.
    10.00%, 8/1/98                    Baa2      29,500      32,132
  Texaco Capital Corp.
    6.87%, 6/30/97                      A1      30,000      30,357
    8.22%, 2/12/97                      A1      15,000      15,420
    8.65%, 1/30/98                      A1      16,750      17,602
    9.00%, 11/15/97                     A1       8,000       8,446
  Texas Instruments, Inc.
    9.00%, 7/15/99                      A3      16,192      16,618
  Union Carbide
    7.00%, 8/1/99                     Baa2      12,315      12,443
  Union Oil of California
    6.33%, 2/28/97                    Baa2      20,000      20,011
    6.38%, 2/18/97                    Baa2      15,000      15,023
    6.625%, 2/28/97                   Baa2      15,000      15,053
    8.97%, 3/6/98                     Baa2       6,000       6,332
  Union Pacific Railroad Co.
    (Equipment Trust Certificate)
    6.99%, 12/24/99*                   Aa1       9,058       9,143
    9.625%, 3/15/02                    Aa1      18,350      19,243
  United Technologies Corp.
    9.625%, 5/15/99                     A2       5,000       5,121
  WMX Technologies
    6.65%, 5/15/05                      A1       5,000       5,018
                                                        -----------
        GROUP TOTAL                                      1,061,180
                                                        -----------
-------------------------------------------------------------------
UTILITIES (5.0%)
  Enron Corp.
    8.10%, 12/15/96                   Baa2      14,000      14,323
    8.50%, 2/1/00                     Baa2      20,000      20,586
  Florida Gas Transmission
    7.75%, 11/1/97                    Baa2       6,000       6,148
  GTE North, Inc.
    5.50%, 2/15/99                      A1      18,175      17,586
  GTE Southwest
    5.82%, 12/1/99                      A3      18,650      18,109
  MCI Communications Corp.
    6.25%, 3/23/99                      A2       5,000       4,960
    7.625%, 11/7/96                     A2      14,250      14,488
  NYNEX Corp. Capital Funding
    8.11%, 11/1/99                      A3      15,000      15,672
  Texas Utilities Co.
    6.375%, 8/1/97                    Baa2       5,000       4,993
    9.25%, 12/5/95                    Baa3      11,500      11,618
    9.39%, 11/21/96                   Baa2       5,850       6,078
  Wisconsin Electric Power
    5.875%, 10/1/97                    Aa2      30,000      29,778
  Wisconsin Power & Light
    6.125%, 7/15/97                    Aa2       5,000       4,987
                                                        -----------
         GROUP TOTAL                                       169,326
                                                        -----------
-------------------------------------------------------------------
TOTAL CORPORATE BONDS
  (Cost $2,758,239)                                      2,776,633
-------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS (7.6%)
-------------------------------------------------------------------
  Federal Home Loan Bank
    6.00%, 5/16/97                              50,000      49,975
    6.25%, 4/21/99                              25,000      25,000
  Federal Home Loan
    Mortgage Corp.
    (Collateralized Mortgage
    Obligations)
    7.50%, 5/1/02                                1,524       1,532
  Federal National Mortgage Assn.
    8.00%, 6/1/99*                               8,292       8,483
    (Collateralized Mortgage
    Obligations)
    8.00%, 12/1/02*                              1,797       1,840

                                                  Face      Market
                                    Rating      Amount       Value
                                 (Moody's)       (000)      (000)+
-------------------------------------------------------------------
  Government Export Trust
    (U.S. Government Guaranteed)
    4.85%, 11/1/97*                          $  11,000 $    10,826
    6.61%, 9/15/99*                              8,375       8,423
  Overseas Private Investment Corp.
    (U.S. Government Guaranteed)
    8.89%, 11/1/95*                              1,563       1,573
  U.S. Treasury Notes
    4.375%, 8/15/96                             12,500      12,330
    4.625%, 2/15/96                             15,000      14,911
    5.125%, 11/30/98                            30,000      29,138
    5.25%, 7/31/98                              30,000      29,381
    5.875%, 3/31/99                             33,000      32,737
    6.50%, 9/30/96                              21,000      21,171
    6.875%, 10/31/96                            14,000      14,177
-------------------------------------------------------------------
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS (Cost $259,841)                              261,497
-------------------------------------------------------------------
TAXABLE MUNICIPAL SECURITIES (1.3%)
-------------------------------------------------------------------
  Lower Colorado River Auth.
    7.375%, 1/1/97                  Aa+(2)      25,000      25,323
  Massachusetts Industrial
    Finance Agency
    9.125%, 8/1/95                      A1       2,015       2,015
  New York City GO
    10.00%, 11/15/96                  Baa1       6,000       6,201
  Sacramento Municipal
    Utility Dist.
    5.25%, 11/15/96                     A2       5,000       4,927
    5.625%, 11/15/97                    A2       7,000       6,857
-------------------------------------------------------------------
TOTAL TAXABLE MUNICIPAL SECURITIES
  (Cost $44,988)                                            45,323
-------------------------------------------------------------------
FOREIGN BONDS (4.1%)
-------------------------------------------------------------------
  Province of Alberta
    9.20%, 11/1/97                     Aa2      23,000      24,407
  British Telecom Finance Inc.
    9.375%, 2/15/99                    Aaa      22,675      24,670
  KFW International Finance
    9.02%, 2/23/99                     Aaa       5,000       5,401
    9.125%, 5/15/01                    Aaa       7,995       8,962
  Province of Manitoba
    6.00%, 10/15/97                     A1      30,000      29,846
  Noranda, Inc.
    8.00%, 6/1/03                     Baa2      20,000      20,914
    8.625%, 7/15/02                   Baa2      15,000      16,180
  Kingdom of Spain
    9.27%, 11/1/96                     Aa2      10,000      10,361
-------------------------------------------------------------------
TOTAL FOREIGN BONDS
  (Cost $137,059)                                          140,741
-------------------------------------------------------------------

                                                  Face      Market
                                                Amount       Value
                                                 (000)      (000)+
-------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (6.1%)
-------------------------------------------------------------------
U.S. TREASURY BILL
  6.41%, 2/8/96                              $  55,000 $    53,425
REPURCHASE AGREEMENT
  Collateralized by U.S. Government
  Obligations in a Pooled Cash
  Account 5.86%, 8/1/95                        154,344     154,344
-------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $207,583)                                          207,769
-------------------------------------------------------------------
TOTAL INVESTMENTS (100.1%)
  (Cost $3,407,710)                                      3,431,963
-------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-.1%)
-------------------------------------------------------------------
  Other Assets--Notes C and G                               65,307
  Liabilities--Note G                                      (67,529)
                                                        -----------
                                                            (2,222)
-------------------------------------------------------------------
NET ASSETS (100%)
-------------------------------------------------------------------
  Applicable to 319,442,068 outstanding
    $.001 par value shares
    (authorized 400,000,000 shares)                     $3,429,741
-------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                   $10.74
===================================================================

 + See Note A to Financial Statements.

(1)Floating Rate Notes.

(2)Rated by Standard & Poor's.

 * The average maturity is shorter than the final maturity shown due to scheduled interim principal payments.

GO--General Obligation.


-------------------------------------------------------------------
AT JULY 31, 1995, NET ASSETS CONSISTED OF:
-------------------------------------------------------------------

                                                Amount         Per
                                                 (000)       Share
                                            -----------     -------
  Paid in Capital                           $3,451,270      $10.81
  Undistributed Net
    Investment Income                               --          --
  Accumulated Net
    Realized Losses                            (47,654)       (.15)
  Unrealized Appreciation
    of Investments--Note F                      26,125         .08
-------------------------------------------------------------------
NET ASSETS                                  $3,429,741      $10.74
-------------------------------------------------------------------

                                                                       F282-7/95